UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Institutional Liquid Assets

▶ Federal Portfolio

▶ Money Market Portfolio

▶ Prime Obligations Portfolio

▶ Tax-Exempt California Portfolio

▶ Tax-Exempt Diversified Portfolio

▶ Tax-Exempt New York Portfolio

▶ Treasury Instruments Portfolio

▶ Treasury Obligations Portfolio

SEMI-ANNUAL REPORT
June 30, 2008

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

TABLE OF CONTENTS

Portfolio Overviews	1
Schedules of Investments	5
Financial Statements	42
Notes to Financial Statements	50
Financial Highlights	62
Other Information	70

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Taxable Portfolios*
Federal Portfolio. The Portfolio invests only in certain securities of the U.S. government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.
Money Market Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.
Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.
Treasury Instruments Portfolio. The Portfolio invests only in certain U.S. Treasury Obligations, the interest income from which is generally exempt from state income taxation.
Treasury Obligations Portfolio. The Portfolio invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. government, and repurchase agreements relating to such securities.
Tax-Exempt Portfolios*
Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from Federal and California state income taxes, and generally not an item of tax preference under the Federal alternative minimum tax.
Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is exempt from Federal income tax, and generally not an item of tax preference under the Federal alternative minimum tax.
Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from Federal, New York State and New York City income taxes, and generally not an item of tax preference under the Federal alternative minimum tax.

*	Past performance is no guarantee of future results. Yields will vary. An investment in any of the Institutional Liquid Assets (”ILA“) Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per unit/share, it is possible to lose money by investing in the Portfolios. More complete information, including management fees and expenses, is included in the ILA Portfolios’ Prospectus and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

______________________________________________________________________________________________________________________________________________________
Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Summary of ILA Portfolios Institutional
Units/ Shares*
as of June 30, 2008

	Standardized	Standardized		Weighted
	7-Day	7-Day	30-Day	Avg.
	Current	Effective	Current	Maturity
ILA Portfolios	Yield	Yield	Yield	(days)

Federal	1.99%	2.01%	1.99%	43

Money Market	2.23	2.25	2.20	41

Prime Obligations	2.21	2.23	2.13	43

Tax-Exempt California	1.15	1.16	1.19	34

Tax-Exempt Diversified	1.28	1.29	1.30	37

Tax-Exempt New York	1.24	1.24	1.23	32

Treasury Instruments	1.38	1.39	1.27	41

Treasury Obligations	1.64	1.65	1.70	12

*	ILA offers three separate classes of units (ILA Units, ILA Administration Units, ILA Service Units) and one class of shares (Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unitholders/shareholders to different services. The Administration Units pay 0.15% plus 0.10% from the Adviser for a total of 0.25% of the average daily net assets attributable to Administration Units. The Service Units pay 0.40% plus 0.10% from the Adviser for a total of 0.50% of the average daily net assets attributable to Service Units. The Cash Management Shares pay a service fee of up to 0.50%, a distribution (12b-1) fee of up to 0.50%, plus 0.30% from the Adviser for a total of up to 1.30% of the average daily net assets attributable to Cash Management Shares. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C Units, which are subject to distribution (12b-1) and personal and account maintenance service fees equal to 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units, and may be subject to contingent deferred sales charges. If these fees and/or sub-charges were reflected in the above performance, performance would have been reduced. From time to time, Goldman Sachs Asset Management may voluntarily waive a portion of the existing distribution and/or service fees of the Portfolios.
An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of an investment at $1.00 per unit, it is possible to lose money by investing in a money market mutual fund.
The yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above. Please visit www.goldmansachsfunds.com to obtain the most recent daily returns.
Yields will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Portfolios.

Sector Allocations†
Taxable Portfolios

As of June 30, 2008

Security Type		Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	1.4%	—	—

Certificates of Deposit	—	—	1.9	—	—

Certificates of Deposit—Eurodollar	—	2.2%	—	—	—

Certificates of Deposit—Yankeedollar	—	9.4	—	—	—

Commercial Paper & Corporate Obligations	—	27.2	37.5	—	—

Master Demand Notes	—	3.0	1.3	—	—

Medium-Term Notes	—	1.0	0.6	—	—

Repurchase Agreements	—	27.5	30.1	—	89.7%

U.S. Government Agency Obligations	100.5%	7.6	13.4	—	—

U.S. Treasury Obligations	—	—	—	102.3%	5.4

Variable Rate Obligations	—	20.5	13.8	—	—

As of December 31, 2007

Security Type		Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Market	Obligations	Instruments	Obligations

Bank Notes	—	—	0.6%	—	—

Certificates of Deposit	—	—	3.1	—	—

Certificates of Deposit—Eurodollar	—	0.4%	—	—	—

Certificates of Deposit—Yankeedollar	—	12.8	—	—	—

Commercial Paper & Corporate Obligations	—	38.2	53.1	—	—

Master Demand Notes	—	1.1	0.7	—	—

Medium-Term Notes	—	—	0.1	—	—

Repurchase Agreements	—	24.4	21.7	—	73.4%

U.S. Government Agency Obligations	99.7%	1.1	1.9	—	—

U.S. Treasury Obligations	—	—	—	100.0%	26.5

Variable Rate Obligations	—	21.6	18.7	—	—

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†
Tax-Exempt Portfolios

As of June 30, 2008

Security Type	Tax-Exempt	Tax-Exempt	Tax-Exempt
(Percentage of Net Assets)	California	Diversified	New York

Commercial Paper	12.2%	13.8%	10.1%

General Obligation Bonds	0.2	3.6	2.4

Put Bonds	3.0	2.7	0.7

Revenue Anticipation Notes	—	0.2	3.6

Revenue Bonds	—	1.9	4.7

Tax and Revenue Anticipation Notes	6.0	1.7	2.5

Tax Anticipation Notes	—	3.5	—

Variable Rate Obligations	77.1	75.3	76.1

As of December 31, 2007

Security Type	Tax-Exempt	Tax-Exempt	Tax-Exempt
(Percentage of Net Assets)	California	Diversified	New York

Commercial Paper	12.2%	11.6%	13.5%

General Obligation Bonds	—	0.8	2.9

Put Bonds	3.0	2.2	2.1

Revenue Anticipation Notes	1.8	1.6	—

Revenue Bonds	—	0.3	6.0

Tax and Revenue Anticipation Notes	7.1	1.9	3.4

Tax Anticipation Notes	—	5.3	1.6

Variable Rate Obligations	75.9	79.3	70.6

†	The Portfolios are actively managed and, as such, their composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments

ILA Federal Portfolio
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—100.5%
Federal Farm Credit Bank
$42,000,000	1.950	%(a)	07/01/08	$41,999,249
72,000,000	1.960	(a)	07/01/08	71,998,358
25,000,000	1.990	(a)	07/01/08	24,999,738
25,000,000	2.060	(a)	07/01/08	25,000,000
30,000,000	2.070	(a)	07/01/08	29,997,141
65,000,000	2.080	(a)	07/01/08	65,000,000
15,000,000	2.230	(a)	07/01/08	15,000,000
20,000,000	2.319	(a)	07/01/08	19,998,374
18,000,000	2.345	(a)(b)	07/01/08	18,000,000
132,000,000	2.359	(a)	07/01/08	132,000,000
28,000,000	2.276	(a)	07/16/08	27,973,859
25,000,000	2.342	(a)	07/17/08	24,998,149
15,000,000	2.770	(a)	07/23/08	15,000,000
80,000,000	2.341	(a)	07/24/08	79,992,750
3,000,000	2.849	(a)	09/03/08	3,000,000
8,000,000	2.510	(a)	09/30/08	7,999,434
3,632,000	2.625		02/04/09	3,635,981
8,000,000	2.700		02/13/09	8,000,000
10,000,000	2.375		02/19/09	9,996,881
Federal Home Loan Bank
15,000,000	1.800		07/01/08	15,000,000
9,000,000	1.970	(a)	07/01/08	8,998,834
60,000,000	2.090	(a)	07/01/08	60,000,000
85,000,000	2.240	(a)	07/01/08	85,000,000
20,000,000	2.290	(a)	07/01/08	20,000,000
10,000,000	2.300	(a)	07/01/08	10,000,000
25,000,000	2.380	(a)	07/01/08	25,000,000
10,000,000	2.080		07/02/08	9,999,422
12,000,000	2.100		07/02/08	11,999,300
5,000,000	2.125		07/02/08	4,999,705
75,000,000	2.538	(a)	07/08/08	74,977,843
4,000,000	3.780		07/09/08	3,996,640
12,000,000	2.550	(a)	07/10/08	11,998,724
12,300,000	3.680		07/11/08	12,287,427
93,000,000	2.535	(a)	07/14/08	93,000,107
57,100,000	2.050		07/16/08	57,051,227
60,000,000	2.534	(a)	07/16/08	59,978,567
40,000,000	2.060		07/18/08	39,961,089
49,600,000	2.200		07/18/08	49,548,471
5,100,000	2.040		07/23/08	5,093,642
90,000,000	2.060		07/23/08	89,886,700
22,900,000	2.150		07/23/08	22,869,912
4,100,000	2.065		07/25/08	4,094,356
30,000,000	2.070		07/25/08	29,958,600
21,000,000	2.075		07/25/08	20,970,950
30,000,000	2.402	(a)	07/28/08	29,979,548
45,000,000	2.060		07/30/08	44,925,325
600,000	2.000		08/01/08	598,967
53,588,000	2.015		08/01/08	53,495,017
10,000,000	2.010		08/06/08	9,979,900
64,900,000	2.020		08/06/08	64,768,902
1,900,000	2.030		08/08/08	1,895,929
3,000,000	5.125		08/08/08	3,004,039
100,000,000	2.596	(a)	08/11/08	100,000,000
9,000,000	5.250		08/14/08	9,015,382
15,000,000	2.589	(a)	08/15/08	15,001,241
50,000,000	2.599	(a)	08/18/08	50,000,000
10,000,000	2.135		08/22/08	9,969,161
73,800,000	2.140		08/22/08	73,571,876
55,000,000	2.518	(a)	08/22/08	55,008,793
100,000,000	2.789	(a)	08/22/08	100,000,000
20,000,000	2.423	(a)	08/27/08	20,005,251
6,200,000	2.220		08/29/08	6,177,442
1,900,000	2.230		08/29/08	1,893,056
2,900,000	2.260		08/29/08	2,889,259
45,000,000	2.543	(a)	09/05/08	45,012,229
110,000,000	2.492	(a)	09/06/08	109,948,943
50,000,000	2.461	(a)	09/10/08	50,000,000
19,000,000	2.360		09/12/08	18,909,074
90,000,000	2.608	(a)	09/15/08	89,944,285
67,000,000	2.659	(a)	09/19/08	67,008,659
35,000,000	2.475		09/24/08	34,795,469
3,000,000	5.125		12/29/08	3,038,410
12,000,000	5.250		01/14/09	12,176,747
12,000,000	2.750		02/04/09	12,020,632
21,000,000	2.200		04/03/09	20,984,121
15,000,000	2.550		05/05/09	14,998,568
12,000,000	2.500		05/07/09	11,993,915
26,000,000	3.170		06/23/09	26,000,367

Total Investments—100.5%				$2,620,271,937

Liabilities in Excess of Other Assets—(0.5)%				(12,769,361)

Net Assets—100.0%				$2,607,502,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest Rate disclosed is that which is in effect at June 30, 2008.
(b)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Money Market Portfolio
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations—27.2%
Amstel Funding Corp.
$5,000,000	2.920%		09/15/08	$4,969,178
Aspen Funding Corp.
5,000,000	2.780		09/10/08	4,972,586
5,000,000	2.800		09/16/08	4,970,056
Atlantis One Funding Corp.
5,000,000	2.800		09/15/08	4,970,445
BA Credit Card Trust (Emerald)
5,000,000	3.150		09/16/08	4,966,313
Caisse Depargne Et Prevoy
6,000,000	2.810		09/22/08	5,961,128
Chariot Funding LLC
5,000,000	2.760		09/22/08	4,968,183
Charta LLC
10,000,000	2.680		08/14/08	9,967,244
Citibank Credit Card Issuance Trust (Dakota Corp.)
10,000,000	3.150		08/07/08	9,967,625
Citigroup Funding, Inc.
5,000,000	2.950		09/15/08	4,968,861
Danske Corp.
5,000,000	2.760		09/17/08	4,970,100
Dexia Delaware LLC
5,000,000	2.720		07/10/08	4,996,600
General Electric Capital Services, Inc.
10,000,000	2.780		08/05/08	9,972,972
Intesa Funding LLC
5,000,000	2.720		07/11/08	4,996,222
Kitty Hawk Funding Corp.
10,000,000	2.570		07/25/08	9,982,867
LMA-Americas LLC
5,000,000	2.700		08/18/08	4,982,000
San Paolo US Finance Corp.
5,000,000	2.770		09/16/08	4,970,376
Sheffield Receivables Corp.
5,200,000	2.810		07/21/08	5,191,882
Thames Asset Global Securitization, Inc.
5,000,000	2.840		07/08/08	4,997,239
Thunder Bay Funding, Inc.
10,000,000	2.650		08/15/08	9,966,875
Variable Funding Capital Corp.
10,000,000	2.700		07/28/08	9,979,750

Total Commercial Paper and Corporate Obligations				$135,688,502

Certificates of Deposit-Yankeedollar—9.4%
Bank of Scotland PLC
$5,000,000	2.730%		10/06/08	$5,000,000
5,000,000	2.950		11/17/08	5,000,000
Barclays Bank PLC
5,000,000	4.430		07/07/08	5,000,000
5,000,000	2.750		09/12/08	5,000,000
BNP Paribas SA
5,000,000	2.820		11/28/08	5,000,000
Calyon
5,000,000	3.020		10/27/08	5,000,000
7,000,000	2.760		11/12/08	7,000,000
Dexia Bank Belgium SA
5,000,000	2.640		08/28/08	5,000,040
Rabobank Nederland
5,000,000	2.900		07/18/08	5,000,000

Total Certificates of Deposit-Yankeedollar				$47,000,040

Certificates of Deposit-Eurodollar—2.2%
ABN Amro Bank NV
$5,000,000	3.020%		08/28/08	$5,000,079
6,000,000	2.850		11/10/08	6,000,217

Total Certificates of Deposit-Eurodollar				$11,000,296

Master Demand Note—3.0%
Bank of America Securities LLC
$15,000,000	2.880%		11/03/08	$15,000,000

U.S. Government Agency Obligations—7.6%
Federal Home Loan Bank
$2,000,000	2.380	%(a)	07/01/08	$2,000,000
5,000,000	2.085	(a)	07/01/08	4,998,962
1,000,000	2.402	(a)	07/28/08	999,318
5,000,000	2.509	(a)	08/19/08	5,000,000
3,000,000	2.492	(a)	09/06/08	2,998,608
5,000,000	2.800		02/25/09	5,000,000
4,000,000	3.125		06/19/09	3,998,356
Federal Home Loan Mortgage Corp.(a)
10,000,000	2.463		07/21/08	10,000,000
Federal National Mortgage Association(a)
3,000,000	2.230		07/01/08	2,999,648

Total U.S. Government Agency Obligations				$37,994,892

Medium-Term Note—1.0%
Union Hamilton Reinsurance Co.
$5,000,000	3.276%		09/15/08	$5,000,000

Variable Rate Obligations(a)—20.5%
ANZ National Bank Limited
$7,000,000	2.916%		09/10/08	$7,000,000
Australia and New Zealand Banking Group Ltd.
4,000,000	2.511		07/23/08	4,000,000
Bank of Ireland
20,000,000	2.492		07/21/08	20,000,000
Barclays Bank PLC
5,000,000	2.671		07/16/08	5,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Commonwealth Bank of Australia
$2,000,000	2.501%	07/24/08	$2,000,000
Deutsche Bank AG
5,000,000	2.910	07/04/08	5,000,000
Merrill Lynch & Co., Inc.
10,000,000	2.536	07/07/08	10,000,000
National Australia Bank Ltd.
5,000,000	2.882	09/06/08	5,000,000
New York Life Insurance Co.(b)
5,000,000	2.951	09/30/08	5,000,000
Rabobank Nederland
5,000,000	2.890	08/11/08	5,000,000
Royal Bank of Canada
5,000,000	3.233	08/15/08	5,000,000
Skandinaviska Enskilda Banken AB
10,000,000	2.458	07/09/08	10,000,000
Societe Generale
15,000,000	2.459	07/02/08	15,000,000
Svenska Handelsbanken AB
4,000,000	2.467	07/14/08	4,000,000

Total Variable Rate Obligations			$102,000,000

Total Investments Before Repurchase Agreement			$353,683,730

Repurchase Agreement(c)—27.5%
Joint Repurchase Agreement Account II
$137,100,000	2.666%	07/01/08	$137,100,000
Maturity Value: $137,110,153

Total Investments—98.4%			$490,783,730

Other Assets in Excess of Liabilities—1.6%			7,851,071

Net Assets—100.0%			$498,634,801

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest Rate disclosed is that which is in effect at June 30, 2008.
(b)	Security is not registered under the Securities Act of 1933, as amended. This securitiy has been determined to be illiquid by the Investment Adviser. At June 30, 2008, this security amounted to $5,000,000 or approximately 1.0% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2008. Additional information on Joint Repurchase Agreement Account II appears on page 41.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Prime Obligations Portfolio
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Bank Notes—1.4%
Wells Fargo & Co.
$6,023,500	3.552%		05/01/09	$6,026,043
Wells Fargo Bank, N.A.
5,000,000	2.950		05/29/09	5,000,000

Total Bank Notes				$11,026,043

Commercial Paper and Corporate Obligations—37.5%
Amstel Funding Corp.
$9,932,000	2.850%		07/08/08	$9,926,496
5,000,000	2.750		08/26/08	4,978,611
6,000,000	2.920		09/15/08	5,963,013
Atlantic Asset Securitization Corp.
5,000,000	2.680		07/09/08	4,997,022
5,000,000	2.770		07/15/08	4,994,614
5,000,000	2.590		08/21/08	4,981,654
Atlantis One Funding Corp.
5,000,000	2.585		08/21/08	4,981,690
BA Credit Card Trust (Emerald)
10,000,000	3.150		07/07/08	9,994,750
6,000,000	3.150		09/16/08	5,959,575
Cancara Asset Securitization LLC
9,000,000	2.800		07/09/08	8,994,400
Chariot Funding LLC
7,745,000	2.760		09/22/08	7,695,716
10,000,000	2.770		09/25/08	9,933,828
Charta LLC
10,000,000	2.680		08/15/08	9,966,500
Citibank Credit Card Issuance Trust (Dakota Corp.)
5,000,000	3.300		07/23/08	4,989,917
5,000,000	3.150		08/07/08	4,983,812
6,689,000	2.810		09/10/08	6,651,930
Citigroup Funding, Inc.
5,000,000	2.830		08/06/08	4,985,850
10,000,000	2.830		08/08/08	9,970,128
5,000,000	2.760		08/25/08	4,978,917
5,000,000	2.920		09/10/08	4,971,206
Gemini Securitization Corp.
10,000,000	2.780		07/11/08	9,992,278
5,000,000	2.800		09/17/08	4,969,667
General Electric Capital Services, Inc.
5,000,000	2.870		08/04/08	4,986,447
5,000,000	2.780		08/05/08	4,986,486
10,000,000	2.600		11/03/08	9,909,722
JPMorgan Chase & Co.
10,000,000	2.550		11/07/08	9,908,625
Kitty Hawk Funding Corp.
6,150,000	2.780		09/16/08	6,113,431
LMA Americas LLC
10,000,000	2.650		08/26/08	9,958,778
Newport Funding Corp.
5,000,000	2.780		09/10/08	4,972,586
Old Line Funding Corp.
8,780,000	2.770		08/04/08	8,757,030
Park Avenue Receivables Co. LLC
5,000,000	2.750		09/18/08	4,969,826
5,000,000	2.760		09/22/08	4,968,183
Salisbury Receivables Co. LLC
5,000,000	2.830		09/08/08	4,972,879
Sheffield Receivables Corp.
5,000,000	2.700		07/09/08	4,997,000
10,000,000	2.810		07/21/08	9,984,389
Thames Asset Global Securitization, Inc.
10,000,000	2.840		07/08/08	9,994,478
Thunder Bay Funding, Inc.
6,882,000	2.770		08/15/08	6,858,171
Variable Funding Capital Corp.
25,000,000	2.750		07/14/08	24,975,174
Windmill Funding Corp.
5,000,000	2.720		07/09/08	4,996,978
Yorktown Capital LLC
5,000,000	2.780		09/17/08	4,969,883

Total Commercial Paper and Corporate Obligations				$291,141,640

Certificates of Deposit—1.9%
Bank of America N.A.
$5,000,000	2.800%		08/05/08	$5,000,000
5,000,000	2.540		09/26/08	5,000,000
5,000,000	2.910		12/19/08	5,000,000

Total Certificates of Deposit				$15,000,000

Master Demand Note—1.3%
Bank of America Securities LLC
$10,000,000	2.880%		11/03/08	$10,000,000

Medium-Term Note—0.7%
Union Hamilton Reinsurance Co.
$5,000,000	3.276%		09/15/08	$5,000,000

U.S. Government Agency Obligations—13.4%
Federal Home Loan Bank
$3,000,000	2.380	%(a)	07/01/08	$3,000,000
30,000,000	2.090	(a)	07/01/08	30,000,000
5,000,000	2.085	(a)	07/01/08	4,998,962
2,000,000	2.402	(a)	07/28/08	1,998,637
10,000,000	2.509	(a)	08/19/08	10,000,000
5,000,000	2.492	(a)	09/06/08	4,997,679
10,000,000	2.220		01/02/09	9,972,055
5,000,000	2.760		02/11/09	5,000,000
5,000,000	2.800		02/25/09	5,000,000
7,000,000	3.125		06/19/09	6,997,122
2,000,000	2.700		07/07/09	1,999,694

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.(a)
$15,000,000	2.463%	07/21/08	$15,000,000
Federal National Mortgage Association(a)
5,000,000	2.230	07/01/08	4,999,414

Total U.S. Government Agency Obligations			$103,963,563

Variable Rate Obligations(a)—13.8%
Allstate Life Global Funding
$10,000,000	2.448%	07/11/08	$10,000,000
Bank of America N.A.
5,000,000	3.208	07/03/08	5,000,000
5,000,000	2.813	09/18/08	5,003,685
Denver Colorado City & County School District 01
5,000,000	2.680	07/02/08	5,000,000
Eli Lilly & Co.
5,000,000	3.077	11/17/08	5,000,000
General Electric Capital Corp.
10,000,000	2.501	07/24/08	10,000,000
JPMorgan Chase & Co.
5,000,000	2.724	07/03/08	5,000,112
2,417,000	2.782	09/02/08	2,416,500
MassMutual Global Funding II LLC
5,000,000	2.804	07/03/08	5,000,000
Merrill Lynch & Co., Inc.
10,000,000	2.536	07/07/08	10,000,000
MetLife, Inc.(b)
10,000,000	2.977	08/22/08	10,000,000
Metropolitan Life Global Funding I
5,000,000	2.960	07/09/08	5,000,000
Morgan Stanley
5,000,000	2.608	07/03/08	5,000,000
Procter & Gamble Co.
5,000,000	2.789	08/19/08	5,000,000
Wachovia Asset Securitization, Inc.(b)
10,099,671	2.633	07/25/08	10,099,671
Wells Fargo & Co.
10,000,000	2.631	07/18/08	10,000,000

Total Variable Rate Obligations			$107,519,968

Total Investments Before Repurchase Agreement			$543,651,214

Repurchase Agreement(c)—30.0%
Joint Repurchase Agreement Account II
$233,600,000	2.666%	07/01/08	$233,600,000
Maturity Value: $233,617,299

Total Investments—100.0%			$777,251,214

Other Assets in Excess of Liabilities—0.0%			195,825

Net Assets—100.0%			$777,447,039

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest Rate disclosed is that which is in effect at June 30, 2008.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2008, these securities amounted to $20,099,671 or approximately 2.6% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2008. Additional information on Joint Repurchase Agreement Account II appears on page 41.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California—96.9%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2007-0053 A (Landesbank Hessen Thueringen SPA) (A-1)(a)
$3,465,000	1.490%	07/03/08	$3,465,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2008-2523 (Morgan Stanley Municipal Products) (A-1+)(a)
5,598,500	1.520	07/03/08	5,598,500
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008-2866 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,825,000	1.550	07/03/08	6,825,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-11453 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	1.500	07/03/08	2,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-12016 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
4,000,000	1.500	07/03/08	4,000,000
California Communities Note Program TRANS Series 2008 A-3 (SP-1+/ MIG1)(b)
3,000,000	3.000	06/30/09	3,040,020
California Educational Facilities Authority Austin Trust VRDN RB Certificates Series 2007-1012 (Bank of America N.A. SPA) (A-1+)(a)
6,665,000	1.560	07/03/08	6,665,000
California Educational Facilities Authority VRDN RB for Stanford University Series 1997 L-5 (A-1+/ VMIG1)
900,000	1.150	07/02/08	900,000
California Educational Facilities Authority VRDN RB for University of Southern California Series 2005-1126 (Morgan Stanley SPA) (VMIG1)(a)
6,770,000	1.520	07/03/08	6,770,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,495,000	1.800	07/03/08	7,495,000
California Educational Facilities Authority VRDN RB Putters Series 2008-2953 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,675,000	1.550	07/03/08	3,675,000
California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
10,500,000	1.500	07/03/08	10,500,000
California Educational Facilities Authority VRDN RB Series 2001-487 (Morgan Stanley SPA) (A-1) (a)
2,000,000	1.520	07/03/08	2,000,000
California Health Facilities Financing Authority VRDN RB Floaters Series 2008-2491 (Morgan Stanley Municipal Products) (A-1+)(a)
2,350,000	1.570	07/03/08	2,350,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C (A-1)
1,800,000	1.330	07/02/08	1,800,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2001 A (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
3,100,000	1.280	07/02/08	3,100,000
California Health Facilities Financing Authority VRDN RB for Stanford Hospital Series 2008 B1 (A-1/ VMIG1)
10,000,000	1.400	07/02/08	10,000,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floaters Series 2008-2825 (Morgan Stanley Municipal Products) (A-1)(a)
3,000,000	1.520	07/03/08	3,000,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Putters Series 2008-2828 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,235,000	1.550	07/03/08	5,235,000
California Health Facilities Financing Authority VRDN RB Series 2007-1754 (Morgan Stanley SPA) (VMIG1)(a)
3,600,000	1.520	07/03/08	3,600,000
California Health Facilities Financing Authority VRDN RB Series 2007-1858 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
4,203,500	1.520	07/03/08	4,203,500
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Trust Series 2003 D (A-1+/ VMIG1)
2,900,000	1.450	07/01/08	2,900,000
California Infrastructure & Economic Development Bank VRDN RB for Los Angeles Museum of Natural History Series 2008 B (Bank of New York LOC) (A-1+/ VMIG1)
2,700,000	1.450	07/01/08	2,700,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/ VMIG1)
10,000,000	1.700	04/01/09	10,000,000
California Municipal Finance Authority VRDN PCRB Refunding for Chevron USA, Inc. Project Series 2005 (A-1+/ P-1)
2,850,000	2.300	07/01/08	2,850,000
California State Department of Water Resources Power Supply VRDN RB Putters Series 2008-2665 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,505,000	1.580	07/03/08	3,505,000
California State Department of Water Resources Power Supply VRDN RB ROCS RR II R-8087 Series 2008 (Citigroup, Inc. SPA) (A-1+)(a)
5,000,000	1.500	07/03/08	5,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-1 (Bank of New York LOC and California State Teachers Retirement LOC) (A-1+/ VMIG1)
2,500,000	1.450	07/01/08	2,500,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-2 (BNP Paribas LOC) (A-1+/ VMIG1)
5,250,000	2.850	07/01/08	5,250,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-6 (State Street Corp. LOC) (A-1+/ VMIG1)
$1,400,000	1.600%	07/01/08	$1,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/ VMIG1)
635,000	1.350	07/03/08	635,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 F-1 (Lloyds TSB Bank PLC LOC) (A-1+/ VMIG1)
500,000	1.600	07/01/08	500,000
California State Department of Water Resources Power Supply VRDN RB Subseries 2005 G-7 (FSA) (Societe Generale SPA) (A-1+/ VMIG1)
1,000,000	1.650	07/03/08	1,000,000
California State Economic Recovery GO Series 2004 A (AA-/Aa3/AA+)
1,500,000	5.000	01/01/09	1,517,728
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. SPA) (A-1+)(a)
1,698,500	1.570	07/03/08	1,698,500
California State GO VRDN Series 2003 C-1 (Bank of America N.A., Bank of Nova Scotia and Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
3,790,000	1.320	07/03/08	3,790,000
California State University VRDN RB Floaters Series 2008-2337 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
2,148,500	1.620	07/03/08	2,148,500
California State University VRDN RB MERLOTs Series 2008-D105 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,000,000	1.590	07/02/08	4,000,000
California Statewide Communities Development Authority VRDN RB for Adventist Health West Series 2007 A RMKT 05/21/08 (Wells Fargo Bank N.A. SPA) (A-1+)
7,000,000	1.330	07/02/08	7,000,000
California Statewide Communities Development Authority VRDN RB for John Muir Health Seires 2008 B (UBS AG LOC) (A-1+/ VMIG1)
1,800,000	1.500	07/03/08	1,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A (A-1)
4,500,000	1.330	07/02/08	4,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (A-1)
3,000,000	1.330	07/02/08	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1)
8,600,000	1.230	07/02/08	8,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1)
4,900,000	1.330	07/02/08	4,900,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 C (A-1)
5,000,000	1.950	05/28/09	5,000,000
California Statewide Communities Development Authority VRDN RB for St. Joseph Health System Series 2008 A (A-1+/ VMIG1)
15,900,000	1.250	07/03/08	15,900,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Floaters Series 2008-2708 (Morgan Stanley Municipal Products)(A-1+)(a)
5,700,000	1.520	07/03/08	5,700,000
California Statewide Communities Development Authority VRDN RB Series 2004 J (JPMorgan Chase & Co. SPA) (A-1)
1,800,000	1.330	07/02/08	1,800,000
Central Basin Municipal Water District Project VRDN RB COPS Series 2008 B (Allied Irish Bank PLC LOC) (A-1/ VMIG1)
3,400,000	1.280	07/02/08	3,400,000
Contra Costa Water District CP Series 2008-A (State Street Bank and California State Teachers Retirement) (A-1+)
3,500,000	1.650	08/11/08	3,500,000
Contra Costa Water District VRDN RB ROCS RR II R-11410 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
2,600,000	1.560	07/03/08	2,600,000
Desert California Community College District GO VRDN Floaters Series 2008-2764X (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
2,500,000	1.620	07/03/08	2,500,000
East Bay Municipal Utility District CP Series 2008 (JPMorgan Chase & Co. SPA) (P-1/ A-1+)
6,800,000	1.350	07/08/08	6,800,000
Eastern Municipal Water District Water & Sewer VRDN COPS Series 2008 A (Wells Fargo Bank N.A. SPA) (A-1+/ VMIG1)
8,500,000	1.500	07/03/08	8,500,000
Eastern Municipal Water District Water & Sewer VRDN RB Series 2008 B (Wells Fargo Bank N.A. SPA) (A-1+/ VMIG1)
10,600,000	1.500	07/03/08	10,600,000
Fresno California VRDN RB for Trinity Health Credit Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
500,000	1.400	07/03/08	500,000
Fresno County TRANS Series 2008 (SP-1+)(b)
5,000,000	3.000	06/30/09	5,067,200
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
8,400,000	1.280	07/03/08	8,400,000
Grossmont-Cuyamaca California Community College District GO VRDN ROCS RR II R-3083 Series 2008 (Citigroup Financial Products) (A-1+)(a)
3,485,000	1.530	07/03/08	3,485,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Grossmont-Cuyamaca California Community College District GO VRDN ROCS-RR-II R-8098 Series 2008 (Citigroup Financial Products) (A-1+)(a)
$1,000,000	1.530%	07/03/08	$1,000,000
Long Beach California Housing Authority MF Hsg. VRDN RB Refunding for Channel Point Apartments Series 1998 (FNMA LOC) (A-1+)
1,000,000	1.390	07/03/08	1,000,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB Series 1985 RMKT-08/01/05 (FNMA LOC) (VMIG1)
5,000,000	1.250	07/02/08	5,000,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA LOC) (A-1+)
4,661,000	1.310	07/03/08	4,661,000
Los Angeles County Housing Authority MF Hsg. VRDN Refunding RB for Malibu Meadows II Series 1998 C (FNMA LOC) (A-1+)
4,059,000	1.310	07/03/08	4,059,000
Los Angeles County TRANS Series 2008 A (SP-1+/ MIG1)(b)
8,000,000	3.000	06/30/09	8,111,520
Los Angeles Department of Water & Power Systems Revenue CP Series 2008 (Banco Bilbao) (MIG1/ SP-1+)
4,000,000	1.420	09/05/08	4,000,000
Los Angeles Department of Water & Power VRDN RB Eagle Series 2005-73026 Class A (FSA) (Landesbank Hessen Thueringen SPA) (A-1)(a)
3,200,000	1.550	07/03/08	3,200,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-4 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/ VMIG1)(b)
1,500,000	1.300	07/03/08	1,500,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-5 (Fortis Bank SPA, Lloyd’s TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/ VMIG1)
3,600,000	1.230	07/03/08	3,600,000
Los Angeles Department of Water & Power VRDN RB for Power System Subseries 2002 A-6 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/ VMIG1)
4,820,000	1.500	07/03/08	4,820,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2006-1272 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,495,000	1.580	07/03/08	1,495,000
Los Angeles Department of Water & Power VRDN RB Series 2005-1103 (Morgan Stanley SPA) (VMIG1) (a)
3,275,000	1.520	07/03/08	3,275,000
Los Angeles Department of Water & Power VRDN RB Subseries 2001 B-5 (Royal Bank of Canada SPA, California Teachers Retirement SPA and California Public Employees Retirement System SPA) (A-1+/ VMIG1)
1,300,000	1.230	07/03/08	1,300,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-3 (Fortis Bank, Lloyds TSB Bank and National Australia Bank SPA) (A-1+/ VMIG1)(b)
5,275,000	1.300	07/03/08	5,275,000
Los Angeles Department of Water & Power VRDN RB Subseries 2002 A-7 (Fortis Bank SPA, Lloyds TSB Bank PLC SPA and National Australia Bank SPA) (A-1+/ VMIG1)(b)
2,675,000	1.300	07/03/08	2,675,000
Los Angeles Municipal Improvement Corp. CP Series 2007 (Bank of America LOC) (A-1+/ P-1)
3,500,000	1.250	08/07/08	3,500,000
Los Angeles Municipal Improvement Corp. CP Series 2008 (Bank of America LOC) (A-1+/ P-1)
1,000,000	1.850	07/16/08	1,000,000
2,000,000	1.800	08/07/08	2,000,000
1,000,000	1.850	08/07/08	1,000,000
Los Angeles Unified School District GO VRDN Floater Series 2008-2592 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
3,400,000	1.620	07/03/08	3,400,000
Los Angeles Unified School District GO VRDN Putters Series 2008-2748 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
4,995,000	1.580	07/03/08	4,995,000
Los Angeles Wastewater Systems CP Series 2008 (Westdeutsche Landesbank AG, State Street Bank and California State Teachers Retirement) (A-1+/ P-1)
10,000,000	1.350	07/09/08	10,000,000
Los Angeles Wastewater Systems VRDN RB ROCS RR-II R-10270 Series 2007 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
1,870,000	1.540	07/03/08	1,870,000
Manteca Redevelopment Agency Tax Allocation VRDN RB SubAmended Merged Project Series 2005 RMKT 05/13/08 (State Street Bank and Trust Co. LOC) (A-1+)
2,000,000	2.250	07/01/08	2,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Authorization Series 1998 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
700,000	1.300	07/03/08	700,000
Metropolitan Water District Southern California Waterworks VRDN RB Eagle Series 2007-0044 A (Bayerische Landesbank SPA) (A-1)(a)
4,000,000	1.490	07/03/08	4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Floaters Series 2008-2522 (Morgan Stanley Municipal Products) (A-1)(a)
3,025,000	1.520	07/03/08	3,025,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2002 A (Landesbank Baden-Wurttemberg SPA) (A-1+/ VMIG1)
$600,000	1.280%	07/03/08	$600,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2004 A-1 (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
1,500,000	1.230	07/03/08	1,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA) (A-1+/ VMIG1)
5,000,000	1.200	07/03/08	5,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-2 (A-1/ VMIG1)
15,000	1.220	07/03/08	15,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS RR-II R-12009 Series 2007 (Citigroup, Inc. SPA) (A-1+/ VMIG1)(a)
4,000,000	1.500	07/03/08	4,000,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,000,000	1.500	07/03/08	1,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 1999 B (Bank of America, N.A. SPA) (A-1+/ VMIG1)
1,500,000	1.300	07/03/08	1,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-1 (Westdeutsche Landesbank SPA) (A-1+/ VMIG1)
7,200,000	1.600	07/01/08	7,200,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-4 (National Australia Bank SPA) (A-1+/ VMIG1)
2,000,000	1.260	07/02/08	2,000,000
Metropolitan Water District Southern California Waterworks VRDN Refunding Series 2003 C-2 (Dexia Credit Local SPA) (A-1+/ VMIG1)
1,365,000	1.230	07/03/08	1,365,000
Newport Beach California VRDN RB Refunding for Hoag Memorial Hospital Series 2008 A (VMIG1)
5,000,000	1.800	06/01/09	5,000,000
Orange County Apartment Development VRDN RB for Park Ridge Villas Series 1998 (FNMA LOC) (A-1+)
2,830,000	1.310	07/03/08	2,830,000
Orange County Apartment Development VRDN RB for Seaside Meadow Series 1984 C (FHLMC LOC) (VMIG1)
4,500,000	1.300	07/03/08	4,500,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC LOC) (VMIG1)
9,550,000	1.310	07/03/08	9,550,000
Orange County Sanitation District VRDN COPS Putters Series 2008-2529Z (FSA) (JPMorgan Chase Bank SPA) (A-1+)(a)
1,080,000	1.580%	07/03/08	1,080,000
Orange County Sanitation District VRDN COPS ROCS RR-II R-11304 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	1.550	07/03/08	3,000,000
Orange County Water District VRDN COPS Series 2003 A (Lloyds TSB Bank PLC SPA) (A-1+/ VMIG1)
950,000	1.280	07/02/08	950,000
Orange County Water District VRDN COPS Series 2008 A (Landesbank Baden-Wurttemberg SPA) (VMIG1)
4,000,000	1.280	07/02/08	4,000,000
Pasadena California VRDN COPS Series 2008 A (Bank of America N.A. LOC) (A-1+)
5,000,000	1.350	07/03/08	5,000,000
Peralta Community College District GO VRDN Putters Series 2008-2682 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
2,000,000	1.580	07/03/08	2,000,000
Rancho Santiago Community College District VRDN MERLOTs Series B24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,990,000	1.740	07/02/08	4,990,000
Riverside Unified School District GO VRDN ROCS RR II R-9224 Series 2008 (Citigroup Financial Products) (A-1+)(a)
4,200,000	1.530	07/03/08	4,200,000
Riverside VRDN COPS Refunding Series 2008 (Bank of America N.A. LOC) (A-1+)
6,300,000	1.350	07/03/08	6,300,000
Sacramento County Sanitation District Financing Authority VRDN RB MERLOTs Series 2000-SSS (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,910,000	1.590	07/02/08	3,910,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/ VMIG1)
500,000	1.350	07/02/08	500,000
Sacramento County Sanitation District Financing Authority VRDN RB Sublien Series 2008 A (Bank of America N.A. LOC) (A-1+/ VMIG1)
16,000,000	2.300	07/01/08	16,000,000
Sacramento County Suburban Water District VRDN COPS Refunding Series 2008 A-2 (Allied Irish Bank PLC LOC) (A-1/ VMIG1)
3,000,000	1.280	07/02/08	3,000,000
Sacramento County VRDN COPS for Weekly Administration Center & Courthouse Project Series 1990 (Bayerische Landesbank LOC) (A-1+/ VMIG1)
4,855,000	1.320	07/03/08	4,855,000
San Bernadino County VRDN RB Refunding for Evergreen Apartments Series 1999 A (FNMA LOC) (A-1+)
16,600,000	1.310	07/03/08	16,600,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt California Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
San Bernadino County VRDN RB Series 2008 (UBS AG LOC) (A-1+/ VMIG1)
$5,500,000	1.500%	07/03/08	$5,500,000
San Diego Community College District GO VRDN MERLOTs Series 2008 D75 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
7,700,000	1.590	07/02/08	7,700,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
6,700,000	1.250	07/03/08	6,700,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 C (Dexia Credit Local SPA) (A-1+/ VMIG1)
2,600,000	1.230	07/03/08	2,600,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 D (Dexia Credit Local SPA) (A-1+/ VMIG1)
2,500,000	1.500	07/03/08	2,500,000
San Diego County Water Authority CP Series 2008 (Bayerische Landesbank SPA) (P-1/ A-1)
15,000,000	1.300	07/03/08	15,000,000
2,000,000	0.950	08/06/08	2,000,000
San Diego County Water Authority RB CP Series 2006 2 (BNP Paribas) (A-1+/ P-1)
3,000,000	1.620	12/01/08	3,000,000
San Diego Unified School District GO TRANS Series 2006-1499 (FSA) (Morgan Stanley SPA) (A-1)(a)
3,500,000	1.570	07/03/08	3,500,000
San Diego Unified School District GO TRANS Series 2008 (SP-1+/ MIG1)(b)
5,350,000	3.000	07/01/09	5,422,118
San Francisco Bay Area Rapid Transit District GO VRDN Floater Series 2008-2665 (Morgan Stanley SPA) (A-1)(a)
1,800,000	1.520	07/03/08	1,800,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	1.500	07/03/08	2,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,690,000	1.500	07/03/08	6,690,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
4,950,000	1.500	07/03/08	4,950,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
3,600,000	1.500	07/03/08	3,600,000
San Francisco Bay Area Rapid Transportation District GO VRDN Eagle Series 2007-0100 A (Landesbank Hessen-Wurttemberg SPA) (A-1)(a)
9,900,000	1.490	07/03/08	9,900,000
San Francisco City & County Unified School District GO VRDN Floaters Series 2008-2377 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
1,900,000	1.620	07/03/08	1,900,000
San Francisco City & County Unified School District GO VRDN MERLOTs Series 2008 D24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
1,200,000	1.590	07/02/08	1,200,000
San Francisco County Transportation Authority CP Series 2008 A (Landesbank Hessen-Thueringen SPA) (A-1+/ P-1)
5,400,000	1.550	09/02/08	5,400,000
12,400,000	1.550	09/04/08	12,400,000
San Jose Unified School District Santa Clara County GO VRDN Floater Series 2008-2674 (Morgan Stanley Municipal Products) (A-1+)(a)
11,978,000	1.520	07/03/08	11,978,000
San Mateo County Community College District GO VRDN Floaters Series 2008-2673 (Morgan Stanley Municipal Products) (A-1)(a)
8,405,000	1.520	07/03/08	8,405,000
San Mateo County Community College District GO VRDN ROCS RR-II-R-12120 Series 2007 (Citibank N.A. SPA) (A-1+/ VMIG1)(a)
5,000,000	1.500	07/03/08	5,000,000
Santa Clara County Financing Authority Lease VRDN RB Refunding for Muliple Facilities Projects Series 2008 M (Bank of America N.A. LOC) (A-1+/ VMIG1)
5,000,000	1.350	07/02/08	5,000,000
Sonoma County GO TRANS Series 2007 (SP-1+)
3,000,000	4.000	10/17/08	3,005,992
University of California Regents CP Series 2008 (A-1+/ P-1)
10,000,000	1.250	07/08/08	10,000,000
University of California VRDN RB Floaters Series 2005-1198 (Morgan Stanley SPA) (A-1+)(a)
1,600,000	1.520	07/03/08	1,600,000
University of California VRDN RB P-Float Series 2005-2984 (FSA) (KBC Bank N.V. SPA) (F1+)(a)
460,000	1.530	07/03/08	460,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (VMIG1) (a)
2,200,000	1.550	07/03/08	2,200,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,900,000	1.550	07/03/08	1,900,000
Ventura County TRANS Series 2008 (SP-1+/ MIG1)(b)
4,380,000	3.500	07/01/09	4,461,906
Yosemite Community College District GO VRDN ROCS RR II R-12225 Series 2008 (Citibank N.A.) (A-1+)(a)
1,500,000	1.550	07/03/08	1,500,000

			$635,348,484

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—1.6%
Commonwealth of Puerto Rico TRANS Series 2007 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao, KBC Bank N.V. and Banco Santander Central Hispano LOC) (SP-1+/ MIG1)
$10,500,000	4.250%	07/30/08	$10,506,929

Total Investments—98.5%			$645,855,413

Other Assets in Excess of Liabilities—1.5%			10,096,125

Net Assets—100.0%			$655,951,538

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2008, these securities amounted to $234,742,000 or approximately 35.8% of net assets.
(b)	All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

Investment Abbreviations:

COPS	—	Certificates of Participation
CP	—	Commercial Paper
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.9%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
$10,200,000	1.700%	07/01/08	$10,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
6,500,000	1.700	07/01/08	6,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/ VMIG1)
4,600,000	1.610	07/03/08	4,600,000

			$21,300,000

Alaska—0.3%
Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2000 B (A-1+/ VMIG1)
$2,880,000	1.300%	07/02/08	$2,880,000

Arizona—1.8%
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/ VMIG1)
$2,000,000	1.550%	07/02/08	$2,000,000
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/ MIG1)
1,500,000	4.500	07/30/08	1,500,989
Arizona State Transportation Board VRDN RB Floaters Series 2008-2545 (Morgan Stanley SPA) (A-1) (a)
4,190,000	1.550	07/03/08	4,190,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,000,000	1.600	07/03/08	1,000,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
1,500,000	1.570	07/03/08	1,500,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/ Aa2)(b)
1,000,000	3.500	07/01/09	1,016,600
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue RB Refunding Series 2002 D (AA/Aa1)
5,000,000	5.000	01/01/09	5,068,065
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1+)(a)
1,500,000	1.550	07/03/08	1,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2008-2799 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,000,000	1.550	07/03/08	3,000,000

			$20,775,654

California—0.9%
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT 03/28/08 (A-1+/ VMIG1)
$2,000,000	1.700%	04/01/09	$2,000,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Floaters Series 2008-2708 (Morgan Stanley Municipal Products) (A-1+)(a)
2,700,000	1.520	07/03/08	2,700,000
San Diego County Water Authority COPS Floaters Series 2008-2852 (FSA) (Morgan Stanley Municipal Products) (A-1)(a)
2,340,000	1.620	07/03/08	2,340,000
Sweetwater Unified School District GO VRDN ROCS-RR-II R-12226 Series 2008 (FSA) (Citibank N.A.) (A-1+)(a)
2,200,000	1.570	07/03/08	2,200,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,235,000	1.500	07/03/08	1,235,000

			$10,475,000

Colorado—2.0%
Adams County School District No. 014 GO VRDN ROCS-RR-II R-8091 Series 2008 (FSA) (Citigroup Financial Products) (VMIG1)(a)
$1,400,000	1.600%	07/03/08	$1,400,000
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible 05/08/08 (Bank of America N.A. SPA) (A-1+)
1,000,000	1.550	07/03/08	1,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-5 (UBS AG SPA) (A-1+/ VMIG1)
1,050,000	1.650	07/02/08	1,050,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
2,700,000	1.570	07/02/08	2,700,000
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(a)
2,600,000	1.570	07/03/08	2,600,000
Colorado State General Fund TRANS Series 2008 (SP-1+/MIG1)(b)
9,000,000	3.000	06/26/09	9,112,950
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,345,000	1.550	07/02/08	5,345,000

			$23,207,950

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Connecticut—0.7%
Connecticut State GO Bonds Series 2007 D (AA/ Aa3)
$1,000,000	4.000%	12/01/08	$1,004,163
Connecticut State Health & Educational Facilities Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+/VMIG1)
500,000	1.430	07/02/08	500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1 (A-1+/ VMIG1)
5,000,000	2.850	07/01/08	5,000,000
Yale University CP Series 2008 S2 (A1+/ VMIG1)
2,000,000	1.400	09/04/08	2,000,000

			$8,504,163

Delaware—0.4%
Delaware GO Bonds Series 2008 (AAA/ Aaa)
$700,000	5.000%	03/01/09	$713,080
Delaware Transportation Authority Transit System VRDN RB Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)(a)(b)
4,374,000	1.550	07/03/08	4,374,000

			$5,087,080

District of Columbia—1.4%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
$2,055,000	1.550%	07/03/08	$2,055,000
District of Columbia VRDN RB Refunding Series 2008 B (Bank of America N.A. LOC) (A-1+/ VMIG1)
1,625,000	1.550	07/03/08	1,625,000
District of Columbia Water & Sewer Authority Public Utilities VRDN RB Floaters Series 2008-2861 (Morgan Stanley Municipal Products) (A-1)(a)
3,555,000	1.600	07/03/08	3,555,000
District of Columbia Water & Sewer Authority Public Utilities VRDN RB Putters Series 2008-2964 (FSA) (JP Morgan Chase & Co.) (A-1+)(a)
5,930,000	1.630	07/03/08	5,930,000
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1+/ P-1)
2,800,000	1.050	08/06/08	2,800,000

			$15,965,000

Florida—7.7%
Broward County GO VRDN MERLOTs Series 2008 D214 (Wachovia Bank N.A. SPA) (A-1+)(a)
$3,000,000	1.760%	07/02/08	$3,000,000
Broward County School District TANS Series 2007 (MIG1)
5,000,000	4.000	09/30/08	5,007,239
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/ P-1)
1,000,000	2.250	07/10/08	1,000,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1+/ P-1)
8,051,000	1.680	08/12/08	8,051,000
Florida Municipal Power Agency CP Series 1995 A (Wachovia Bank N.A. LOC) (A1+/ P-1)
800,000	1.550	07/08/08	800,000
900,000	1.550	07/15/08	900,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
4,000,000	1.600	07/03/08	4,000,000
Florida State Board of Education GO Bonds Series 2005 A (AAA/ Aa1)
3,010,000	5.000	01/01/09	3,054,012
Florida State Board of Education GO VRDN MERLOTs Series 2008 C19 (Bank of New York SPA) (A-1+) (a)
1,000,000	1.860	07/02/08	1,000,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,995,000	1.550	07/03/08	1,995,000
Florida State Board of Education Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2008-K18W-Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
1,895,000	2.000	07/02/08	1,895,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/ A2)
500,000	5.000	07/01/09	515,028
Florida State DOT GO Bonds Right of Way Series 2003 A (AAA/ Aa1)
500,000	5.000	07/01/08	500,000
Florida State Financial Department General Services RB for Environmental Protection Preservation 2000-B Series 1998 (FSA) (AAA/ Aaa)
350,000	5.500	07/01/08	350,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,000,000	1.600	07/03/08	1,000,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)(b)
3,640,000	1.380	07/08/08	3,640,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (A-1/ VMIG1)
12,000,000	1.450	07/03/08	12,000,000
Jacksonville Electric Authority VRDN RB Series 2008 Three-B-4 (Dexia Credit Local SPA) (VMIG1)
2,000,000	1.540	07/02/08	2,000,000
Jacksonville Electric Authority VRDN RB Series 2008 Three-D-1 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
3,000,000	1.530	07/02/08	3,000,000
Jacksonville Electric Authority VRDN RB Subseries 2008 D (Lloyds TSB Bank PLC SPA) (A-1/ VMIG1)
735,000	1.450	07/02/08	735,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Subseries 2008 B-1 (State Street Bank & Trust SPA) (A-1+/VMIG1)
$3,700,000	1.540%	07/02/08	$3,700,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/ VMIG1)
4,900,000	1.400	07/02/08	4,900,000
Miami-Dade County School District TANS Series 2007 (MIG1)
9,000,000	4.000	10/03/08	9,013,411
Orange County School District TANS Series 2007 (MIG1)
4,000,000	4.000	09/30/08	4,005,774
Orlando & Orange County Expressway Authority VRDN RB Refunding Subseries 2008 B4 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
1,400,000	1.520	07/03/08	1,400,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/ Aa1)
600,000	5.250	07/01/09	620,421
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/ VMIG1)
2,100,000	1.520	07/02/08	2,100,000
Palm Beach County School District CP Series 2008 (Bank of America N.A. LOC) (A-1/ P-1)
2,200,000	1.550	08/14/08	2,200,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
1,000,000	1.600	07/03/08	1,000,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Series 2008-2833 (Morgan Stanley Municipal Products) (A-1)(a)
5,375,000	1.550	07/03/08	5,375,000

			$88,756,885

Georgia—2.7%
Burke County Development Authority VRDN PCRB Vogtle Project Series 1996 1st-RMKT 03/26/08 (A-1)
$5,500,000	1.700%	07/01/08	$5,500,000
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC) (A-1+/ VMIG1)(a)
1,000,000	1.570	07/03/08	1,000,000
Dekalb County Private Hospital Authority VRDN RB RANS for Childrens Healthcare Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)
4,000,000	1.550	07/02/08	4,000,000
Dekalb County Public Safety & Judicial Facilities Authority VRDN Floaters Series 2006-1459 (Morgan Stanley SPA) (A-1)(a)
1,765,000	1.550	07/03/08	1,765,000
Georgia State GO Bonds Series 2002 D (AAA/ Aaa)
1,545,000	5.250	08/01/08	1,547,025
Georgia State GO Bonds Series 2007 G (AAA/ Aaa)
1,000,000	5.000	12/01/08	1,007,584
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/ Aa3)
1,000,000	5.000	06/01/09	1,028,494
Georgia State Road Authority CP Series 2007 A (State Street Bank & Trust SPA) (F1+)
1,000,000	2.100	07/10/08	1,000,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,225,000	1.550	07/02/08	2,225,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A-1/ P-1)
600,000	3.050	08/12/08	600,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
4,994,000	1.850	07/01/08	4,994,000
2,000,000	1.700	08/04/08	2,000,000
3,000,000	1.770	09/10/08	3,000,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 B-2 (A-1+/ VMIG1)
1,600,000	1.510	07/03/08	1,600,000

			$31,267,103

Hawaii—0.5%
Hawaii State GO Bonds Refunding Series 2002 CY (FSA) (AAA/ AAa)
$510,000	4.000%	02/01/09	$513,780
Hawaii State GO VRDN Floaters Series 2008-2741 (Morgan Stanley Municipal Products) (A-1+)(a)
5,625,000	1.550	07/03/08	5,625,000

			$6,138,780

Idaho(b)—0.4%
Idaho State GO TANS Series 2008 (SP-1+/ MIG1)
$5,000,000	3.000%	06/30/09	$5,062,700

Illinois—5.7%
Chicago Board of Education GO VRDN ROCS-RR-II R-3075 Series 2007 (FSA) (Citigroup Global Markets SPA) (A-1+)(a)
$1,300,000	1.610%	07/03/08	$1,300,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
1,500,000	1.550	07/03/08	1,500,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN DCL-052 Series 2008 (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
980,000	1.600	07/03/08	980,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN Floaters Series 2008-2676 (Morgan Stanley Municipal Products) (F1+)(a)
$1,850,000	1.550%	07/03/08	$1,850,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	1.550	07/03/08	2,000,000
Chicago O’Hare International Airport VRDN RB Floater Series 2008-2362 (FSA) (Morgan Stanley SPA) (F1+)(a)
3,300,000	1.650	07/03/08	3,300,000
City of Chicago GO VRDN ROCS RR II R-12217 Series 2007 (FSA) (Bayerische Landesbank SPA) (A-1/ VMIG1)(a)
1,800,000	1.610	07/03/08	1,800,000
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1/ VMIG1)
1,300,000	1.570	07/03/08	1,300,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/ VMIG1)
1,500,000	1.900	01/15/09	1,500,000
Illinois Finance Authority VRDN RB Advocate Health Subseries 2008-C2B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
6,800,000	1.560	07/02/08	6,800,000
Illinois Finance Authority VRDN RB Chicago Symphony Orchestra Series 2008 (RBS Citizens N.A. LOC) (VMIG1)
1,000,000	1.350	07/03/08	1,000,000
Illinois Finance Authority VRDN RB for Northwestern University Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
4,810,000	1.550	07/03/08	4,810,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/ VMIG1)
1,125,000	1.400	07/03/08	1,125,000
Illinois Finance Authority VRDN RB Northwestern Memorial Hospital Series 2007 B-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
6,300,000	1.700	07/01/08	6,300,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/ VMIG1)
1,350,000	1.400	07/03/08	1,350,000
Illinois Health System Evanston Hospital CP Series 1987 B (A-1+/VMIG1)
2,000,000	1.500	07/17/08	2,000,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1+/VMIG1)
1,800,000	1.750	10/06/08	1,800,000
1,500,000	1.750	10/20/08	1,500,000
1,500,000	1.750	01/12/09	1,500,000
Illinois State GO VRDN P-Floats-MT-262 Series 2006 (FSA) (Bayerische Landesbank SPA) (P1)(a)
6,945,000	1.530	07/03/08	6,945,000
Illinois State Toll Highway Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-P21W Reg. D (FSA) (Lehman Liquidity Co. SPA) (VMIG1)(a)
4,000,000	1.770	07/02/08	4,000,000
Illinois State Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2 Tender 03/20/08 (Dexia Credit Local SPA) (A-1+/ VMIG1)
3,000,000	1.400	07/03/08	3,000,000
Joliet Regional Port District Marine Term VRDN RB for Exxon Project Series 1989 (A-1+/ P-1)
1,285,000	2.330	07/01/08	1,285,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(c)
2,930,000	1.950	11/20/08	2,930,000
University of Illinois Board of Trustees VRDN COPS ROCS-RR-II R-11480 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
1,495,000	1.590	07/03/08	1,495,000
University of Illinois VRDN RB Auxiliary Facilities System Series 2005 B (FSA) (State Street Bank & Trust Co. SPA) (A-1+/ VMIG1)
1,600,000	1.520	07/02/08	1,600,000

			$64,970,000

Indiana—3.2%
Indiana Ascension Health & Educational Facilities Financing Authority VRDN RB Floaters Series 2007-2138 (Morgan Stanley Municipal Products SPA) (F1+)(a)
$3,000,000	1.550%	07/03/08	$3,000,000
Indiana Health Facilities Financing Authority VRDN RB Ascension Health Series 2003 E-6 (VMIG1)
3,000,000	1.750	04/01/09	3,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/ VMIG1)
1,000,000	1.600	07/02/08	1,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-2 (A-1+/ VMIG1)
1,000,000	1.490	07/02/08	1,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT 04/02/08 (Dexia Credit Local, JPMorgan Chase & Co., Bank of New York and RBS Citizens SPA) (A-1+/ VMIG1)
2,000,000	1.400	07/03/08	2,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT 03/31/08 (Dexia Credit Local, JPMorgan Chase & Co., Bank of New York and RBS Citizens SPA) (A-1+/ VMIG1)
2,000,000	1.500	07/03/08	2,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2007 A-1 RMKT 04/01/08 (Dexia Credit Local, JPMorgan Chase & Co., Bank of New York and RBS Citizens SPA) (A-1+)
$4,000,000	1.600%	07/02/08	$4,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2007 A-2 RMKT 04/03/08 (Dexia Credit Local, JPMorgan Chase & Co., Bank of New York and RBS Citizens SPA) (A-1+/ VMIG1)
1,500,000	1.500	07/03/08	1,500,000
Indiana Toll Road Commission VRDN RB MERLOTs Series 2001 A-104 (Bank of New York N.A. SPA) (A-1+)(a)(b)
3,100,000	1.610	07/02/08	3,100,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
800,000	1.550	07/03/08	800,000
Indiana University VRDN RB Putters Series 2008-2494 (JPMorgan Chase Bank SPA) (VMIG1)(a)
1,490,000	1.600	07/03/08	1,490,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
450,000	4.000	01/12/09	451,971
Indianapolis Local Public Improvement Bond Bank RB Series 2008 A-1 (SP-1+)
1,475,000	2.250	10/01/08	1,476,581
Purdue University Various Trust Certificates VRDN RB Series 2008 DCL-060 (Dexia Credit Local SPA) (A-1+/VMIG1)(a)(b)
1,960,000	1.600	07/03/08	1,960,000
Purdue University VRDN RB Student Fee Series 2004 T (KBC Bank N.V. SPA) (A-1+/VMIG1)
4,255,000	1.600	07/02/08	4,255,000
Reid Hospital & Health Care Services, Inc. Richmond Hospital Authority VRDN RB for Reid Hospital Project Series 2005 B (FSA) (A-1+)
5,000,000	1.520	07/02/08	5,000,000
Reid Hospital & Health Care Services, Inc. Richmond Hospital Authority VRDN RB for Reid Hospital Project Series 2005 A (FSA) (JPMorgan Chase & Co. SPA) (A-1+)
650,000	1.520	07/02/08	650,000

			$36,683,552

Iowa—1.0%
Iowa Financing Authority Health Facilities VRDN RB Iowa Health Series 2005 A1 RMKT 05/20/08 (ASSURED GTY) (U.S. Bank N.A. SPA) (VMIG1)
$2,000,000	1.500%	07/02/08	$2,000,000
Salix City VRDN PCRB Refunding for Midwest Power Systems, Inc. Project Series 1993 (A-1/ VMIG1)
$9,495,000	1.750	07/02/08	$9,495,000

			$11,495,000

Kansas—0.5%
Kansas State DOT Highway VRDN RB Series 2004-C-2 (DePfa Bank PLC SPA) (A-1/ VMIG1)
$600,000	1.520%	07/02/08	$600,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (Bank of America N.A. SPA) (F1+)(a)
5,000,000	1.600	07/03/08	5,000,000

			$5,600,000

Kentucky—0.6%
Kentucky Asset/ Liability Community General Fund TRANS Series 2008 A (SP-1+/ MIG1)(b)
$1,600,000	3.000%	06/25/09	$1,618,864
Kentucky Asset/ Liability CP Series 2008 A (Dexia Credit Local SPA) (A-1+)
4,000,000	1.700	10/06/08	4,000,000
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/ VMIG1)
1,500,000	1.450	07/02/08	1,500,000

			$7,118,864

Louisiana—0.6%
Louisiana State Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage Loop LLC Series 1997 A (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
$6,140,000	1.850%	07/01/08	$6,140,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
940,000	1.900	07/02/08	940,000

			$7,080,000

Maryland—2.4%
Johns Hopkins University Health System CP Series 2007 B (A1+/ P-1)
$2,200,000	1.650%	12/04/08	$2,200,000
Johns Hopkins University Health System CP Series 2008 F (A1+/P1)
4,500,000	1.500	07/08/08	4,500,000
Maryland Health & Higher Education for John Hopkins University CP Series 2008 B (Wachovia Bank SPA) (A-1/ P-1)
5,845,000	1.350	07/09/08	5,845,000
2,545,000	1.700	07/15/08	2,545,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)
Maryland State DOT Consolidated Transportation VRDN RB ROCS-RR-II-R-3079 Series 2008 (Citigroup Financial Products) (A-1+)(a)
$5,395,000	1.550%	07/03/08	$5,395,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B (A-1+/ VMIG1)
2,000,000	1.300	07/02/08	2,000,000
Maryland State Transportation Authority Transit Facilities Projects VRDN RB ROCS-RR-II R-11403 Series 2008 (FSA) (Citibank N.A.) (A-1+)(a)
2,550,000	1.610	07/03/08	2,550,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A1+/P1)
2,400,000	1.700	07/08/08	2,400,000

			$27,435,000

Massachusetts—4.5%
Massachusetts Bay Transportation Authority CP Series 2008 B (Fortis Bank SPA) (A-1+/ P-1)
$1,125,000	1.750%	12/04/08	$1,125,000
Massachusetts Bay Transportation Authority RB General Transportation System Series 1998 B (AA/ Aa2)
2,000,000	5.125	03/01/09	2,039,674
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2007-1825 (JPMorgan Chase Bank SPA) (A1+)(a)(b)
5,660,000	1.580	07/03/08	5,660,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8030 (Dexia Credit Local SPA) (VMIG1)(c)
8,030,000	1.950	07/03/08	8,030,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
1,500,000	1.570	07/03/08	1,500,000
Massachusetts State GO VRDN P-Floats-PA-1290 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (VMIG1)(a)
2,500,000	1.550	07/03/08	2,500,000
Massachusetts State GO VRDN Refunding Series 1998 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
2,300,000	1.450	07/03/08	2,300,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP 2008 H-1 (A1+)
2,500,000	1.570	03/02/09	2,500,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP 2008 H-2 (A1+)
3,000,000	1.700	02/02/09	3,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-2 (A-1+/ VMIG1)
1,000,000	1.430	07/03/08	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JPMorgan Chase Bank SPA) (A-1+/ VMIG1)
1,000,000	1.460	07/03/08	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F4 (Bank of America N.A. SPA) (A-1+/ VMIG1)
1,755,000	1.460	07/03/08	1,755,000
Massachusetts State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4302 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
460,000	1.550	07/03/08	460,000
Massachusetts State Water Pollution Abatement Trust RB Series 2007-13 (AAA/ Aaa)
2,000,000	4.000	08/01/08	2,003,277
Massachusetts State Water Pollution Abatement Trust VRDN RB MERLOTs Series 2007-D77 (Wachovia Bank N.A. SPA) (A-1+)(a)
3,600,000	1.860	07/02/08	3,600,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-005 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)(a)
4,895,000	1.550	07/03/08	4,895,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008-2737 A (Morgan Stanley Municipal Products) (A-1+)(a)
5,475,000	1.530	07/03/08	5,475,000
Massachusetts State Water Resources Authority VRDN RB P-Floats-PA-1420 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,680,000	1.560	07/03/08	1,680,000
Massachusetts Water Resources Authority CP Series 2008-S94 (Bayerische Landesbank LOC) (A1+/ P1)
1,600,000	1.350	07/07/08	1,600,000

			$52,122,951

Michigan—3.3%
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1+/ VMIG1)
$1,000,000	1.600%	07/02/08	$1,000,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,000,000	1.550	07/03/08	3,000,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
1,500,000	1.550	07/03/08	1,500,000
Michigan State GO Notes 2007 A (DePfa Bank PLC LOC) (SP-1+/ MIG1)
14,100,000	4.000	09/30/08	14,136,602

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan (continued)
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
$900,000	1.490%	07/02/08	$900,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-8 (A-1+/ VMIG1)
850,000	1.490	07/02/08	850,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Hospital Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
630,000	1.540	07/02/08	630,000
Michigan State University VRDN RB General Series 1998 A-2 (DePfa Bank PLC SPA) (A-1/ VMIG1)
2,895,000	1.500	07/02/08	2,895,000
Michigan State University VRDN RB General Series 2002 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
11,665,000	1.850	07/01/08	11,665,000
University of Michigan VRDN RB Refunding Hospital Floaters Series 1998 A-2 (A-1+/ VMIG1)
1,300,000	2.050	07/01/08	1,300,000

			$37,876,602

Minnesota—1.1%
Minnesota State GO Bonds Series 2005 (AAA/ Aa1)
$400,000	5.000%	10/01/08	$401,767
Minnesota State GO VRDN ROCS-RR-II R-11323 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
1,900,000	1.550	07/03/08	1,900,000
Rochester County Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA) (SP-1+)
1,000,000	1.700	07/10/08	1,000,000
Rochester County Mayo Clinic CP Series 2008-01C (U.S. Bank N.A. SPA) (SP-1+)
2,600,000	1.650	09/08/08	2,600,000
2,000,000	1.750	09/10/08	2,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
3,500,000	1.680	05/07/09	3,500,000
University of Minnesota VRDN RB Series 2001 C (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
870,000	1.600	07/02/08	870,000
University of Minnesota VRDN RB Weekly Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/ VMIG1)
785,000	1.600	07/02/08	785,000

			$13,056,767

Mississippi—0.8%
Jackson County Port Facility VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/ P-1)
$1,000,000	2.500%	07/01/08	$1,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (A-1+/ VMIG1)
7,000,000	2.500	07/01/08	7,000,000
Mississippi State GO Bonds Capital Improvement Series 2007 B (AA/ Aa3)
630,000	4.000	12/01/08	632,833

			$8,632,833

Missouri—2.5%
Bi-State Development Agency of Missouri-Illinois Metropolitan District VRDN RB for Mass Transit Metrolink Series 2005 Subseries A (JPMorgan Chase Bank LOC) (A-1+/ VMIG1)
$1,550,000	1.550%	07/02/08	$1,550,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Bank of America N.A. SPA) (A-1+)
5,600,000	2.500	07/01/08	5,600,000
Missouri Health & Educational Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA) (VMIG1)(a)
3,050,000	1.590	07/03/08	3,050,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 A-2 (FSA) (Dexia Credit Local SPA) (A-1+)
5,000,000	1.520	07/02/08	5,000,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-5 RMKT 05/15/08 (U.S. Bank N.A. SPA) (A-1+)(b)
8,600,000	1.530	07/02/08	8,600,000
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Series 2005 C-3 RMKT 05/15/08 (UBS AG SPA) (A-1+)
3,200,000	1.600	07/02/08	3,200,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
1,500,000	1.550	07/02/08	1,500,000

			$28,500,000

Nebraska(a)—0.4%
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)
$4,000,000	1.550%	07/03/08	$4,000,000
Omaha Public Power District Electric VRDN RB Floaters Series 2008-2795 (Wells Fargo Bank N.A. SPA) (VMIG1)
1,040,000	1.540	07/03/08	1,040,000

			$5,040,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada—1.7%
Clark County Airport VRDN RB Subordinated Lien Series 2008-D-3 (Bayerische Landesbank LOC) (A-1/ VMIG1)
$2,350,000	1.540%	07/02/08	$2,350,000
Clark County CP Series 2008 (BNP Paribas LOC) (A-1+/ P-1)
500,000	2.150	08/06/08	500,000
Clark County School District GO Bonds Tax Building Series 2008 A (AA/ Aa2)
7,000,000	5.000	06/15/09	7,209,243
Clark County School District Puttable Floating Option Tax Exempt Receipts GO VRDN P-Floats-PA-1531 Series 2008 (Merrill Lynch Capital Services SPA) (A-1)(a)
1,615,000	1.570	07/03/08	1,615,000
Las Vegas Convention Center CP Series 2008 (Bank of Nova Scotia, Fortis Bank, and State Street Bank & Trust Co. LOC) (A1+/ P1)
2,000,000	1.350	07/08/08	2,000,000
Las Vegas Valley Water District CP Series 2008 (BNP Paribas & Lloyds TSB Bank SPA) (A-1+/ P-1)
2,300,000	1.750	08/05/08	2,300,000
Las Vegas Valley Water District GO Bonds Refunding & Improvement Series 2008 A (AA+/ Aa1)
555,000	5.000	02/01/09	564,676
Nevada State Highway Improvement VRDN RB MERLOTs Series 2008 D129 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	1.610	07/02/08	2,000,000
Truckee Meadows Water Authority CP Series 2008 (Lloyds TSB Bank PLC LOC) (A-1+/ P-1)
1,500,000	1.250	10/07/08	1,500,000

			$20,038,919

New Jersey—1.7%
New Jersey Economic Development Authority VRDN RB School Facilities Construction Series 2008 X (Bank of America N.A. LOC) (VMIG1)
$2,000,000	1.000%	07/02/08	$2,000,000
New Jersey Economic Development Authority VRDN RB Series 2008-0003 A (FSA) (Citigroup Financial Products) (A-1+)(a)
4,950,000	1.610	07/03/08	4,950,000
New Jersey State Educational Facilities Authority for College of New Jersey VRDN RB Floaters Series 2008-2762X (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
3,200,000	1.650	07/03/08	3,200,000
New Jersey Transportation Trust Fund Authority VRDN RB Floaters Series 2008 DCL 012 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
9,545,000	1.550	07/03/08	9,545,000

			$19,695,000

New Mexico—1.0%
Bernalillo County TRANS Series 2007 (MIG1)
$1,725,000	4.000%	12/12/08	$1,732,503
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 A (Barclays Bank PLC LOC) (A-1+/ VMIG1)
4,600,000	2.600	07/01/08	4,600,000
Farmington VRDN PCRB Refunding for Arizona Public Service Co. and Four Corners Project Series 1994 B (Barclays Bank PLC LOC) (A-1+)
1,500,000	1.850	07/01/08	1,500,000
New Mexico Finance Authority Transportation VRDN RB Refunding Subordinated Lien Subseries 2008 B-2 (UBS AG LOC) (A-1+/ VMIG1)
2,000,000	1.650	07/03/08	2,000,000
New Mexico Finance Authority VRDN RB MERLOTs Series 2008 BR12 (Wachovia Bank N.A. SPA) (A-1+) (a)
1,915,000	1.610	07/02/08	1,915,000

			$11,747,503

New York—7.3%
New York City GO VRDN Fiscal 2008 Subseries J-7 (Landesbank Hessen-Thueringen LOC) (A-1/ VMIG1)
$1,500,000	1.400%	07/03/08	$1,500,000
New York City GO VRDN Floater Series 2007-2256 (Morgan Stanley Municipal Products SPA) (A-1+) (a)
3,860,000	1.530	07/03/08	3,860,000
New York City GO VRDN Subseries 1996 J-3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
5,800,000	1.430	07/02/08	5,800,000
New York City GO VRDN Subseries 2003 A-6 (Landesbank Baden-Wurttemberg LOC) (A-1+/ VMIG1)
1,700,000	1.400	07/02/08	1,700,000
New York City GO VRDN Subseries 2003 G-3 (Bank of Nova Scotia LOC) (A-1+/ VMIG1)
4,300,000	1.800	07/02/08	4,300,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	1.570	07/03/08	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Float-PA Series 2002-1022 (Bank of New York SPA) (A-1)(a)
7,600,000	1.540	07/03/08	7,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Second General Resolution Series 2005-AA-3 (Dexia Credit Local SPA) (A-1+/ VMIG1)
2,400,000	1.370	07/03/08	2,400,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2559 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	1.580	07/03/08	2,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-2743 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$1,000,000	1.580%	07/03/08	$1,000,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D73 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	1.610	07/02/08	2,000,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D98 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	1.610	07/02/08	2,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
8,585,000	1.450	07/02/08	8,585,000
New York State Dormitory Authority for Cornell University CP Series 2008 (A1+/P1)
5,000,000	1.700	08/13/08	5,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2008-2659 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,900,000	1.580	07/03/08	1,900,000
New York State Dormitory Authority VRDN RB Sloan Kettering Secondary Issues Floaters Series 2008-2831 (Morgan Stanley Municipal Products SPA) (A-1)(a)
2,000,000	1.530	07/03/08	2,000,000
New York State Environmental Facilities Corp. Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase & Co.) (VMIG1)(a)
4,100,000	1.580	07/03/08	4,100,000
New York State Environmental Facilities Corp. Personal Income Tax Revenue Floater Series 2008 DCL-043 (Dexia Credit Local) (A-1+)(c)
985,000	1.950	10/02/08	985,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
3,700,000	1.430	07/02/08	3,700,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2008 A (AAA/ Aa3)
2,490,000	5.000	04/01/09	2,541,075
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/ VMIG1)
3,670,000	1.400	07/02/08	3,670,000
New York State Urban Development Corp. VRDN RB Putters Series 2008-2450 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,645,000	1.580	07/03/08	7,645,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-2763 (JPMorgan Chase & Co.) (A-1+/ VMIG1)(a)
5,165,000	1.580	07/03/08	5,165,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 F (ABN AMRO Bank N.V. SPA) (A-1+/ VMIG1)
1,175,000	1.410	07/03/08	1,175,000

			$83,626,075

North Carolina—5.6%
Charlotte GO Bonds Refunding Series 1993 (AAA/ Aaa)
$2,555,000	5.000%	02/01/09	$2,588,486
Charlotte GO VRDN Series 2007 (KBC Bank N.V. SPA) (A-1+/VMIG1)
580,000	1.500	07/03/08	580,000
Charlotte-Mecklenburg Hospital Authority Heath Care System VRDN RB Refunding for Carolinas Healthcare Series 2005 D (Bank of America N.A. SPA) (A-1+/ VMIG1)
1,195,000	2.330	07/01/08	1,195,000
Eastern Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
3,885,000	1.500	07/03/08	3,885,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/ VMIG1)
3,300,000	1.520	07/02/08	3,300,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/ VMIG1)
1,000,000	1.570	07/02/08	1,000,000
Mecklenburg County GO VRDN Series 2002 C (Bank of America N.A. SPA) (A-1+/ VMIG1)
2,115,000	1.550	07/02/08	2,115,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
1,350,000	1.450	07/03/08	1,350,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/ VMIG1)
400,000	1.560	07/03/08	400,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
3,050,000	1.450	07/03/08	3,050,000
Mecklenburg County VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1/ VMIG1)(a)
1,750,000	1.450	07/03/08	1,750,000
Mecklenburg County VRDN COPS Series 2008 A (Suntrust Bank SPA) (A-1+/ VMIG1)
1,000,000	1.500	07/03/08	1,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
2,950,000	1.540	07/03/08	2,950,000
North Carolina Infrastructure Finance Corp. VRDN COPS MERLOTs Series 2008 D80 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
3,600,000	1.610	07/02/08	3,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
$1,000,000	1.540%	07/02/08	$1,000,000
North Carolina Medical Care Commission Hospital VRDN RB for Baptist Hospital Project Series 2000 (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
6,395,000	1.450	07/02/08	6,395,000
North Carolina Medical Care Commission Hospital VRDN RB for Duke University Hospital Series 1985 B (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
1,100,000	1.480	07/03/08	1,100,000
North Carolina State GO Bonds Highway Series 2004 (AAA/Aaa)
765,000	5.000	05/01/09	785,344
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,200,000	1.300	07/02/08	8,200,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (DePfa Bank PLC SPA) (A-1/ VMIG1)
450,000	1.540	07/02/08	450,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (DePfa Bank PLC SPA) (A-1/ VMIG1)
500,000	1.540	07/02/08	500,000
Union County GO VRDN Series 2005 B (DePfa Bank PLC SPA) (A-1/ VMIG1)
1,000,000	1.500	07/03/08	1,000,000
University of North Carolina CP Series 2008 A (A-1+/ P-1)
1,000,000	2.200	08/06/08	1,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,280,000	1.550	07/03/08	1,280,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
5,000,000	1.560	07/03/08	5,000,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
2,200,000	1.600	07/02/08	2,200,000
Wake County GO VRDN Public Improvements Series 2003 C (LLoyds TSB Bank PLC SPA) (A-1+/ VMIG1)
800,000	1.440	07/03/08	800,000
Winston Salem VRDN COPS Series 2004 (Dexia Credit Local SPA) (A-1+/ VMIG1)
1,625,000	1.440	07/03/08	1,625,000
Winston Salem Water & Sewer System VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
3,650,000	1.540	07/02/08	3,650,000

			$63,748,830

Ohio—0.6%
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
$3,250,000	1.500%	07/03/08	$3,250,000
Ohio State Higher Educational Facility Commission VRDN RB for University Hospital Health System Series 2008 B (RBS Citizens NA LOC) (A-1+/ VMIG1)
1,000,000	1.500	07/02/08	1,000,000
Ohio State Higher Educational Facility VRDN RB Case Western Reserve University Series 2008 A (Allied Irish Bank PLC LOC) (A-1/ VMIG1)
2,000,000	1.500	07/02/08	2,000,000

			$6,250,000

Oklahoma—0.1%
Oklahoma Turnpike Authority VRDN RB Refunding for Second Series 2006 E-Convertible 03/27/2008 (Fortis Bank, Lloyds TSB Bank and BBVA Capital SPA) (VMIG1)
$1,500,000	1.460%	07/03/08	$1,500,000

Oregon—0.9%
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/ VMIG1)
$4,400,000	1.400%	07/02/08	$4,400,000
Portland Sewer System VRDN RB ROCS-RR-II R-11398 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+) (a)
5,330,000	1.600	07/03/08	5,330,000

			$9,730,000

Pennsylvania—1.1%
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (Bayerische Landesbank LOC) (A-1/VMIG1)
$1,300,000	1.480%	07/02/08	$1,300,000
Pennsylvania State GO Bonds First Series 2008 (AA/ Aa2)
1,000,000	5.000	05/15/09	1,028,010
Pennsylvania State GO VRDN Floater Series 2007-2223 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,000,000	1.550	07/03/08	3,000,000
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A.) (A-1+)(a)
3,400,000	1.550	07/03/08	3,400,000
Pennsylvania State Higher Educational Facilities VRDN RB University Health System Series 2008 A (Bank of America N.A. LOC) (A-1+/ VMIG1)
3,665,000	1.150	07/02/08	3,665,000

			$12,393,010

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Rhode Island—0.9%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Higher Education Facilities Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
$4,000,000	1.400%	07/02/08	$4,000,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for Rhode Island School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
3,000,000	1.550	07/02/08	3,000,000
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Education Facility Brown University Series 2003 B (A-1+/ VMIG1)
1,400,000	1.450	07/03/08	1,400,000
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Educational Facilities Brown University Series 2001 B (A-1+/ VMIG1)
2,115,000	1.200	07/03/08	2,115,000

			$10,515,000

South Carolina—0.4%
Charleston Waterworks & Sewer VRDN RB Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/ VMIG1)
$1,100,000	1.550%	07/03/08	$1,100,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/ P-1)
1,592,000	1.700	10/07/08	1,592,000
1,000,000	1.750	10/07/08	1,000,000
Spartanburg County Regional Health Services District VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1+/ VMIG1)
1,000,000	1.550	07/02/08	1,000,000

			$4,692,000

Tennessee—2.8%
Knoxville Tennessee GO Bonds Refunding Series 2004 B (Aa2/AA+)
$2,335,000	5.000%	05/01/09	$2,395,100
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1+/ P-1)
3,000,000	1.780	11/06/08	3,000,000
2,000,000	1.800	11/06/08	2,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/ VMIG1)
13,305,000	1.500	07/03/08	13,305,000
Shelby County GO VRDN Refunding Series 2008 A (Dexia Credit Local SPA) (A-1+/ VMIG1)
2,000,000	1.500	07/03/08	2,000,000
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System) (A1+/ P1)
5,000,000	1.700	07/10/08	5,000,000
3,000,000	1.400	08/08/08	3,000,000
Vanderbilt University CP Series 2005 B-1 (MBIA) (F-1+/ A-1+)
1,000,000	1.800	07/07/08	1,000,000

			$31,700,100

Texas—21.3%
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
$4,000,000	1.590%	07/03/08	$4,000,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,610,000	1.640	07/03/08	1,610,000
Cypress-Fairbanks ISD GO VRDN P-Floats-PT-2512 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,740,000	1.550	07/03/08	6,740,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., and Westdeutsche Landesbank AG SPA) (A-1+/ P-1)
2,000,000	2.300	07/23/08	2,000,000
1,500,000	3.450	07/23/08	1,500,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-9229 Series 2008 (Citigroup Financial Products) (A-1+)(a)
10,525,000	1.550	07/03/08	10,525,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-1 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
4,630,000	1.590	07/03/08	4,630,000
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,185,000	1.630	07/03/08	2,185,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,470,000	1.600	07/03/08	2,470,000
Fort Worth Water & Sewer RB Refunding and Improvement Series 2003 (AA/ Aa2)
2,775,000	5.000	02/15/09	2,822,069
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,170,000	1.590	07/03/08	2,170,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,695,000	1.630	07/03/08	3,695,000
Garland Texas GO Certificates Obligation Series 2000 (AA+/Aa2)
3,120,000	5.500	02/15/09	3,183,533

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County Flood Control District GO VRDN Refunding Contract Series 2008 B (Dexia Credit Local SPA) (A-1+/VMIG1)
$1,200,000	1.500%	07/03/08	$1,200,000
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
1,000,000	1.550	07/03/08	1,000,000
Harris County GO VRDN ROCS-RR-II-R-12191 Series 2007 (Bank of New York SPA) (A-1+/ VMIG1)(a)
3,000,000	1.580	07/03/08	3,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Hermann Healthcare System Series 2008 A (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
2,000,000	1.550	07/02/08	2,000,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Mobile Corp. Series 1984 (A-1+)
1,000,000	2.330	07/03/08	1,000,000
Harris County Toll CP Series 2008 S-E01 (Dexia Credit Local SPA) (A-1+/ P-1)
2,400,000	1.800	07/10/08	2,400,000
Houston Community College System GO VRDN Floater Series 2008-2548 (FSA) (Morgan Stanley Municipal Products SPA) (A-1)(a)
2,525,000	1.650	07/03/08	2,525,000
Houston CP Series D (DePfa Bank PLC SPA) (A1+/ P1)
400,000	1.450	07/16/08	400,000
1,000,000	1.650	08/06/08	1,000,000
Houston CP Series E (Bank of America N.A. SPA) (A1+/ P1)
2,000,000	1.800	07/01/08	2,000,000
3,500,000	1.450	07/03/08	3,500,000
1,000,000	1.700	09/05/08	1,000,000
Houston GO Bonds Refunding and Public Improvement Series 1999 A (AA/ Aa3)
2,000,000	5.250	03/01/09	2,039,986
Houston Higher Education Finance Corp. VRDN RB for Rice University Eagle Series 2007-0077 A (Citibank N.A. SPA) (A-1+)(a)
3,430,000	1.540	07/03/08	3,430,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,300,000	1.550	07/03/08	3,300,000
Houston ISD GO Bonds Refunding and Public Improvement Series 1999 A (PSF-GTD) (AA/ Aa3)
3,700,000	5.250	02/15/09	3,781,879
Houston ISD GO VRDN Floaters Series 2008-2785 (PSF-GTD) (Morgan Stanley Municipal Products) (A-1)(a)
2,225,000	1.650	07/03/08	2,225,000
Houston ISD GO VRDN Putters Series 1189 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,305,000	1.630	07/03/08	3,305,000
Houston Utility Systems VRDN RB Refunding 1ST Lien Series 2004 B-3 RMKT 04/11/08 (Dexia Credit Local, Bank of America N.A., Bank of New York and State Street Bank & Trust LOC) (VMIG1)
11,200,000	1.700	07/03/08	11,200,000
Houston Utility Systems VRDN RB Refunding First Lien Series 2008 A-1 (Bank of America N.A. LOC) (A-1+/ VMIG1)
2,500,000	1.550	07/03/08	2,500,000
Houston Water & Sewer CP Series 2008 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Badden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1+/P-1)
1,000,000	1.700	08/14/08	1,000,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
3,000,000	1.590	07/03/08	3,000,000
Judson ISD GO VRDN Putters Series 2008-2690 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
5,140,000	1.630	07/03/08	5,140,000
Katy ISD GO VRDN ROCS-RR-II R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
665,000	1.550	07/03/08	665,000
Lake Travis ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-18 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
2,800,000	1.590	07/03/08	2,800,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase & Co.) (A-1+)(a)
4,325,000	1.630	07/03/08	4,325,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/ VMIG1)
2,000,000	1.400	07/03/08	2,000,000
McAllen ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PA-1532 Series 2008 (PSF-GTD) (Merrill Lynch Capital Services) (A-1)(a)
1,975,000	1.570	07/03/08	1,975,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
1,000,000	1.550	07/03/08	1,000,000
Plano GO VRDN Floater Series 2007-1862 (Wells Fargo & Co.) (VMIG1)(a)
2,915,000	1.550	07/03/08	2,915,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
5,200,000	1.500	07/02/08	5,200,000
Rice University Munitops Certificates Trust VRDN RB Non-AMT Single 144A Series 2007-53 (Bank of America N.A. SPA) (VMIG1)(a)
1,855,000	1.600	07/03/08	1,855,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas Systems CP Series 2008 (Bank of America N.A. SPA & State Street Bank & Trust Co. SPA) (A-1/ P-1)
$1,400,000	1.700%	08/14/08	$1,400,000
San Antonio Electric & Gas Systems VRDN RB Floater Trust Series 2006 K15 Reg. D (Lehman Brothers SPA) (A-1/VMIG1)(a)
2,670,000	1.770	07/02/08	2,670,000
San Antonio Electric & Gas Systems VRDN RB MERLOTs Series 2008 D65 (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,135,000	1.610	07/02/08	3,135,000
San Antonio Electric & Gas Systems VRDN RB MERLOTs Series 2008-D178 (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,625,000	1.710	07/02/08	2,625,000
San Antonio Electric & Gas Systems VRDN RB P-Floats-PT 1498 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,990,000	1.560	07/03/08	2,990,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11496 Series 2008 (Citibank N.A.) (VMIG1)(a)
4,000,000	1.550	07/03/08	4,000,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/ VMIG1)
4,900,000	1.600	07/02/08	4,900,000
San Antonio GO VRDN MERLOTs Series 2007-D85 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,700,000	1.860	07/02/08	2,700,000
San Antonio Water Revenue CP Series 2008 (Bank of America N.A. SPA) (A-1+/ P-1)
1,850,000	1.700	07/01/08	1,850,000
Socorro ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4506 Series 2008 (Merrill Lynch International SPA) (F1)(a)
1,000,000	1.550	07/03/08	1,000,000
Spring Branch ISD GO VRDN ROCS-RR-II R-9211 Series 2008 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
5,000,000	1.550	07/03/08	5,000,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/ VMIG1)
1,900,000	1.520	07/03/08	1,900,000
Texas DOT CP Series 2008 A (Bank of America N.A. and State Street Bank & Trust LOC) (A-1+/ P-1)
2,000,000	1.650	08/14/08	2,000,000
Texas Municipal Power CP Series 2005 (Bayerische Landesbank LOC) (A-1+/ P1)
2,000,000	1.700	07/09/08	2,000,000
Texas State GO TRANS Series 2007 (SP-1+/ MIG1)
5,800,000	4.500	08/28/08	5,807,538
Texas State GO VRDN Floaters Series 2008-2555 (Morgan Stanley Municipal Products SPA) (F1+)(a)
5,050,000	1.550	07/03/08	5,050,000
Texas State GO VRDN MERLOTs Series 2008-D123 (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,365,000	1.860	07/02/08	4,365,000
Texas State Public Finance Authority CP Series 2002 (A-1+/ P1)
2,100,000	1.820	07/01/08	2,100,000
1,300,000	1.430	08/07/08	1,300,000
1,000,000	1.700	10/07/08	1,000,000
1,100,000	1.700	12/02/08	1,100,000
800,000	1.900	02/05/09	800,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	1.590	07/03/08	3,000,000
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
1,492,000	1.550	07/03/08	1,492,000
Texas State Transportation Commission VRDN RB Floaters Series 2008-2752 (Morgan Stanley Municipal Products) (A-1+)(a)
5,000,000	1.550	07/03/08	5,000,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
1,430,000	1.550	07/03/08	1,430,000
Texas Technical University CP Series 2008 (A-1+/ P-1)
5,000,000	1.650	07/01/08	5,000,000
Texas Technical University CP Series 2008 A (Aa3/AA)
1,000,000	2.100	08/06/08	1,000,000
Texas Technical University CP Series 2008 A-1 (Aa3/AA)
1,000,000	1.650	09/04/08	1,000,000
Texas Transportation Commission BB&T Municipal Securities Trust Certificates VRDN RB Floaters Series 2007-2058 (Branch Banking & Trust SPA) (VMIG1)(a)
1,205,000	1.550	07/03/08	1,205,000
Texas Water Development Board Fund Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K26 Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
14,470,000	1.650	07/02/08	14,470,000
University of Texas Callier Center Dallas Campus CP Series 2008 A (Dexia Credit Local SPA) (A-1+)
1,000,000	1.750	08/05/08	1,000,000
University of Texas CP Series 2008 (A-1+/P-1)
2,000,000	1.750	07/15/08	2,000,000
3,500,000	1.650	11/04/08	3,500,000
University of Texas Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-K1W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
1,995,000	1.650	07/02/08	1,995,000
University of Texas Permanent University Fund RB Series 1997 (AAA/ Aaa)
405,000	5.250	07/01/08	405,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$1,000,000	1.550%	07/03/08	$1,000,000
University of Texas VRDN RB Floater Series 2003 PA-1194 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,055,000	1.560	07/03/08	2,055,000
University of Texas VRDN RB ROCS-RR-II R-11077 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,095,000	1.550	07/03/08	4,095,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University ROCS-RR-II R-9209 Series 2008 (Citigroup Financial Products) (A-1+)(a)
3,000,000	1.550	07/03/08	3,000,000

			$244,552,005

Utah—1.9%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)(b)
$10,000,000	1.450%	07/03/08	$10,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 D (Citibank N.A. SPA) (A-1+/ VMIG1)
700,000	1.550	07/03/08	700,000
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1) (a)
5,000,000	1.600	07/03/08	5,000,000
Salt Lake City Sales Tax VRDN RB Refunding Series 2004 (State Street Bank & Trust Co. SPA) (VMIG1)
1,660,000	1.600	07/02/08	1,660,000
Salt Lake County Sales Tax VRDN RB Floats PT-2901 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
3,230,000	1.560	07/03/08	3,230,000
Utah Transit Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PA-1528 Series 2008 (Merrill Lynch Capital Services SPA) (A-1)(a)
1,500,000	1.570	07/03/08	1,500,000

			$22,090,000

Vermont—0.1%
Vermont Educational & Health Buildings Financing Agency VRDN RB Norwich University Project Series 2008 (RBS Citizens Bank LOC) (VMIG1)
$1,500,000	1.450%	07/02/08	$1,500,000

Virginia—2.7%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/ Aaa)
$1,000,000	5.000%	03/15/09	$1,022,597
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/ VMIG1)
6,490,000	1.600	04/20/09	6,490,000
Hampton Roads Sanitation District Wastewater VRDN RB Floaters Series 2008-2580 (Morgan Stanley Municipal Products) (A-1+)(a)
3,710,000	1.550	07/03/08	3,710,000
Hampton Roads Sanitation District Wastewater VRDN RB Putters Series 2008-2673 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,115,000	1.600	07/03/08	1,115,000
Norfolk Economic Development Authority Hospital Facilities VRDN RB Sentara Healthcare Series 2004 B (FSA) (A-1+/VMIG1)
8,450,000	1.500	07/02/08	8,450,000
University of Virginia VRDN RB Floaters Series 2008-2743 (Morgan Stanley Municipal Products) (F1+)(a)
5,000,000	1.550	07/03/08	5,000,000
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College & Equipment Series 2004 A (AA+/ Aa1)
500,000	5.000	02/01/09	508,354
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA) (A-1+/ VMIG1)
2,840,000	2.100	07/01/08	2,840,000
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (AA+/ Aa1)
600,000	5.000	08/01/08	600,767
Virginia State Public Building Authority Public Facilities RB Series 2007 A (AA+/ Aa1)
550,000	5.000	08/01/08	550,703
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/ Aa1)
1,000,000	5.000	02/01/09	1,018,190

			$31,305,611

Washington—4.7%
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(c)
$1,110,000	1.900%	10/02/08	$1,110,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (AAA/ AA-)
1,170,000	5.250	07/01/08	1,170,000
Energy Northwest Washington Electric VRDN RB MERLOTs Series 2008-D200 (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,500,000	1.710	07/02/08	1,500,000
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 D-3-1 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
1,400,000	1.520	07/02/08	1,400,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
$5,075,000	1.520%	07/02/08	$5,075,000
King County CP Series 2008 A (Bayerische Landesbank SPA) (A1/P1)
1,000,000	1.400	07/07/08	1,000,000
King County Eclipse Funding Trust VRDN RB Series 2007-0095 (FSA) (U.S. Bank N.A. SPA) (A-1+) (a)
3,340,000	1.550	07/03/08	3,340,000
King County School District No. 405 Bellevue GO Bonds Series 2005 (AA+/ Aa1)
1,000,000	5.000	12/01/08	1,012,360
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
600,000	1.500	07/02/08	600,000
Seattle Drain & Wastewater VRDN RB ROCS-RR-II R-11425 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,390,000	1.580	07/03/08	3,390,000
Seattle Municipal Light & Power VRDN RB Refunding ROC-II-R-47 Series 2001 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
7,920,000	1.600	07/03/08	7,920,000
Snohomish County Public Utilities District No. 001 Generation System VRDN RB Refunding Series 2002 A-2 (FSA) (Dexia Credit Local SPA) (A-1+/ VMIG1)
2,300,000	1.520	07/02/08	2,300,000
Washington State BB&T Municipal Trust GO VRDN Floaters Series 2008-2 (Branch Banking & Trust) (VMIG1)(a)
2,670,000	1.550	07/03/08	2,670,000
Washington State GO Series 2007 D (AA+/ Aa1)
4,000,000	4.500	01/01/09	4,048,569
Washington State GO VRDN Floaters Series 2008-2602 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
740,000	1.550	07/03/08	740,000
Washington State GO VRDN MERLOTs Series 2008 C28 (Wachovia Bank N.A. SPA) (A-1+)(a)(b)
2,495,000	1.860	07/02/08	2,495,000
Washington State GO VRDN Putters Series 2008-2650Z (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
995,000	1.630	07/03/08	995,000
Washington State GO VRDN ROCS-RR-II R-12002 Series 2007 (Citigroup, Inc. SPA) (A-1+/ VMIG1)(a)
2,500,000	1.550	07/03/08	2,500,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,000,000	1.560	07/03/08	5,000,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/ VMIG1)
1,085,000	1.550	07/02/08	1,085,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2007 A-2 RMKT 05/14/08 (FSA) (VMIG1)
3,000,000	1.550	07/02/08	3,000,000
Washington State Health Care Facilities Authority VRDN RB Multicare Health System Series 2008 A (ASSURED GTY) (Wells Fargo & Co. SPA) (A-1+/ VMIG1)
2,000,000	1.400	07/02/08	2,000,000

			$54,350,929

Wisconsin—0.3%
State of Wisconsin CP Series 2006 A (State Street Bank & Trust and California State Teachers Retirement SPA) (A-1+/ P-1)
$1,255,000	1.700%	07/15/08	$1,255,000
Wisconsin State Clean Water VRDN RB Floaters Series 2008-2444 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
555,500	1.550	07/03/08	555,500
Wisconsin State Health Educational Facilities Sisters Hospital CP Series 2003 B (FSA) (A1+/P1)
1,375,000	1.750	08/04/08	1,375,000

			$3,185,500

Wyoming—0.1%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
$1,000,000	1.700%	07/01/08	$1,000,000

Other Territories(a)—0.2%
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
$58,000	1.560%	07/03/08	$58,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Other Territories(a) (continued)
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
$1,900,000	1.570%	07/03/08	$1,900,000

			$1,958,000

Total Investments—102.7%			$1,180,610,366

Liabilities in Excess of Other Assets—(2.7)%			(30,856,838)

Net Assets—100.0%			$1,149,753,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2008, these securities amounted to $454,619,500 or approximately 39.5% of net assets.
(b)	All or a portion represents a forward commitment.
(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2008, these securities amounted to $13,055,000 or approximately 1.1% of net assets.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for those types of securities.
Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service/Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 2008 (Unaudited)

Investment Abbreviations:

AMT	—	Alternative Minimum Tax
Assured GTY	—	Insured by Assured Guaranty Corp.
BB&T	—	Branch Banking & Trust
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York—97.6%
Buffalo Municipal Water Finance Authority Water System VRDN RB Refunding Series 2008 (JPMorgan Chase & Co. LOC) (A-1+)
$4,020,000	1.400%	07/02/08	$4,020,000
Haverstraw Stony Point Central School District GO VRDN MERLOTs Series 2008 D-26 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,550,000	1.710	07/02/08	1,550,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A RMKT 05/23/03 (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/ VMIG1)
5,600,000	1.500	07/02/08	5,600,000
Metropolitan Transportation Authority RB Series 2007 B (A/ A2)
6,170,000	4.000	11/15/08	6,189,271
Metropolitan Transportation Authority VRDN RB P-Floats-PA-1077 Series 2002 (FSA) (Bank of New York SPA) (A-1+)(a)
4,200,000	1.540	07/03/08	4,200,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (BHAC) (JPMorgan Chase & Co.) (VMIG1)(a)
4,000,000	1.610	07/03/08	4,000,000
Metropolitan Transportation Authority VRDN RB ROCS RR II R-12163 Series 2007 (FSA) (Bank of New York) (A-1+/VMIG1)(a)
5,245,000	1.600	07/03/08	5,245,000
Metropolitan Transportation Authority VRDN RB Subseries 2005 E-2 (Fortis Bank SA LOC) (A-1+/ VMIG1)
5,400,000	1.500	07/03/08	5,400,000
Nassau County GO RANS Series 2008 B (SP-1+/ MIG1)
15,000,000	3.000	05/15/09	15,180,568
Nassau County GO VRDN Series 2007 A (Bank of America N.A. LOC) (A-1+/ VMIG1)
1,475,000	1.050	07/02/08	1,475,000
New York City GO Bonds Series 2004 G (AA/ Aa3)
3,310,000	5.000	08/01/08	3,314,558
New York City GO Bonds Series 2008 K (AA/ Aa3)
1,150,000	4.000	08/01/08	1,151,677
New York City GO VRDN Series 1994 B-9 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
800,000	1.430	07/02/08	800,000
New York City GO VRDN Subseries 1996 J-3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/ VMIG1)
3,700,000	1.430	07/02/08	3,700,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/ VMIG1)
5,400,000	1.430	07/02/08	5,400,000
New York City GO VRDN Subseries 2003 A-3 (BNP Paribas LOC) (A-1+/ VMIG1)
2,000,000	1.430	07/02/08	2,000,000
New York City GO VRDN Subseries 2003 G-3 (Bank of Nova Scotia LOC) (A-1+/ VMIG1)
1,300,000	1.800	07/02/08	1,300,000
New York City GO VRDN Subseries 2004 H-3 (Bank of New York LOC) (A-1+/ VMIG1)
1,700,000	1.300	07/02/08	1,700,000
New York City GO VRDN Subseries 2004 H-8 (Westdeutsche Landesbank AG LOC) (A-1+/ VMIG1)
1,500,000	1.150	07/02/08	1,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
10,000,000	1.450	07/02/08	10,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
5,315,000	1.450	07/02/08	5,315,000
New York City Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2006-P36U Reg. D (Lehman Brothers Holdings, Inc.) (A-1)(a)
3,485,000	1.650	07/02/08	3,485,000
New York City Municipal Assistance Corp. RB Series 1997 L (AAA/ Aaa)
2,385,000	6.000	07/01/08	2,385,000
New York City Municipal Assistance Corp. RB Series 1999 O (AAA/ Aaa)
4,800,000	5.250	07/01/08	4,800,000
New York City Municipal Finance Authority Water and Sewer Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2006-945U Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1/ VMIG1)(a)
995,000	1.650	07/02/08	995,000
New York City Municipal Water Finance Authority CP Series 6 (Westdeutsche Landesbank AG and Bayerische Landesbank SPA) (P-1/ A-1+)
3,000,000	1.700	08/05/08	3,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Float-PA-1022 Series 2002 (Bank of New York) (A-1)(a)
8,500,000	1.540	07/03/08	8,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Putters Series 2006-1263 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,485,000	1.610	07/03/08	1,485,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB ROCS RR II R-406 Series 2005 (Citibank N.A. SPA) (A-1+)(a)
240,000	1.540	07/03/08	240,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2008-2830 (Morgan Stanley Municipal Products) (A-1)
3,000,000	1.530	07/03/08	3,000,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
1,800,000	1.450	07/02/08	1,800,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/ VMIG1)
$2,310,000	1.650%	07/01/08	$2,310,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D213 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,000,000	1.610	07/02/08	2,000,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D98 (Wachovia Bank N.A. SPA) (A-1+)(a)
3,690,000	1.610	07/02/08	3,690,000
New York City Transitional Finance Authority VRDN RB Puttable Floating Option Tax-Exempt Receipts P-Floats-PT-4418 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,500,000	1.540	07/03/08	3,500,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co.) (A-1+)(a)
995,000	1.580	07/03/08	995,000
New York City Transitional Finance Authority VRDN RB ROCS RR II R-10130 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,000,000	1.540	07/03/08	3,000,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1-RMKT 04/29/08 (VMIG1)
5,000,000	1.200	07/03/08	5,000,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase & Co. SPA) (A-1+)
5,405,000	1.450	07/03/08	5,405,000
New York State Dormitory Authority for Columbia University CP Series 2002 C (A-1+)
2,000,000	2.000	07/07/08	2,000,000
New York State Dormitory Authority for Columbia University VRDN RB Secondary Issues Floaters Series 2008-2680 (Morgan Stanley Municipal Products) (VMIG1)(a)
6,120,000	1.530	07/03/08	6,120,000
New York State Dormitory Authority for Cornell University CP Series 2008 (P-1/ A-1+)
10,000,000	1.700	09/10/08	10,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Fordham University Series 2008 A-1 (Allied Irish Bank PLC LOC) (VMIG1)
7,700,000	1.150	07/02/08	7,700,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Fordham University Series 2008 A-2 (Allied Irish Bank PLC LOC) (VMIG1)
8,000,000	1.150	07/02/08	8,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Ithaca College Series 2008 (RBS Citizens N.A. LOC) (VMIG1)
5,000,000	1.510	07/03/08	5,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A Convertible 04/03/08 (A-1+)
12,200,000	1.250	07/03/08	12,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible 04/07/08 (A-1+)
8,300,000	1.250	07/03/08	8,300,000
New York State Dormitory Authority VRDN RB for Columbia University Secondary Issues Floater Series 2008-2644 (Morgan Stanley Municipal Products) (A-1)(a)
5,110,000	1.530	07/03/08	5,110,000
New York State Dormitory Authority VRDN RB for Columbia University Secondary Issues Series 2006 K1 Reg. D (Lehman Brothers Holdings, Inc.) (VMIG1)(a)
6,100,000	1.730	07/02/08	6,100,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,200,000	1.650	07/01/08	4,200,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(b)
1,915,000	1.250	07/03/08	1,915,000
New York State Dormitory Authority VRDN RB for Rockefeller University P-Floats-PA 1196 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,795,000	1.540	07/03/08	5,795,000
New York State Dormitory Authority VRDN RB Secondary Issues Eagle Series 2007-0096 Class A (Citibank N.A. SPA) (A-1+)(a)
885,000	1.530	07/03/08	885,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2006-1525 (Morgan Stanley Municipal Products SPA) (A-1)(a)
1,042,000	1.530	07/03/08	1,042,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2008-2464 (Morgan Stanley Municipal Products) (A-1+)(a)
13,670,000	1.530	07/03/08	13,670,000
New York State Dormitory Authority VRDN RB Secondary Issues Floaters Series 2008-2465 (Morgan Stanley Municipal Products) (A-1+)(a)
4,385,000	1.530	07/03/08	4,385,000
New York State Dormitory Authority VRDN RB Secondary Issues Putters Series 2005-1187 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
570,000	1.610	07/03/08	570,000
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-11186 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,800,000	1.540	07/03/08	4,800,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Dormitory Authority VRDN RB Secondary Issues ROCS RR II R-12040 Series 2007 (Citigroup Financial Products) (A-1+)(a)
$3,000,000	1.550%	07/03/08	$3,000,000
New York State Dormitory Authority VRDN RB Secondary Issues Series 2007-1861 (Wells Fargo Bank) (A-1)(a)
3,545,000	1.520	07/03/08	3,545,000
New York State Energy Research and Development Authority VRDN RB Edison Subseries 2005 A-1 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
600,000	1.420	07/02/08	600,000
New York State Energy Research and Development Authority VRDN RB Edison Subseries 2005 A-3 (Wachovia Bank N.A. LOC) (A-1+/ VMIG1)
900,000	1.500	07/02/08	900,000
New York State Environmental CP Series 1997 A (Bayerische Landesbank LOC and Landesbank Hessen-Thueringen LOC) (A-1+/ VMIG1)
3,000,000	1.350	07/07/08	3,000,000
3,600,000	1.400	07/07/08	3,600,000
5,500,000	1.580	11/06/08	5,500,000
New York State Environmental Facilities Corp. Personal Income Tax Revenue Floater Series 2008 DCL-043 (Dexia Credit Local) (A-1+)(c)
2,950,000	1.950	10/02/08	2,950,000
New York State Environmental Facilities Corp. Street Cleaning Water & Drinking VRDN RB MERLOTs Series 2008 D82 (Wachovia Bank N.A. SPA) (VMIG1)(a)
1,000,000	1.610	07/02/08	1,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
2,000,000	1.450	07/02/08	2,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
1,700,000	1.500	07/02/08	1,700,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT 08/02/07 (FNMA) (VMIG1)
11,500,000	1.500	07/02/08	11,500,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT 05/27/04 (FNMA) (VMIG1)
1,900,000	1.580	07/02/08	1,900,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
6,300,000	1.430	07/02/08	6,300,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT 11/09/06 (FNMA) (VMIG1)
5,500,000	1.450	07/02/08	5,500,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)(b)
5,795,000	1.700	07/02/08	5,795,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2008 A (AAA/ Aa3)
5,000,000	5.000	04/01/09	5,102,560
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 4V (FSA) (Westdeutsche Landesbank AG SPA) (A-1+)
2,200,000	1.450	07/02/08	2,200,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 A-6V (FSA) (KBC Bank NV SPA) (A-1+)
4,245,000	1.450	07/02/08	4,245,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/ VMIG1)
9,050,000	1.400	07/02/08	9,050,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
500,000	1.300	07/02/08	500,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia, Bank of New York, JPMorgan Chase & Co., State Street Bank and Trust, Bayerische Landesbank, Landesbank Baden-Wurrtemberg, and BNP Paribas SPA) (P-1/ A-1)
5,500,000	1.400	07/08/08	5,500,000
10,000,000	1.670	08/27/08	10,000,000
New York State Thruway Authority General VRDN RB Putters Series 2008-2551 (FSA) (JPMorgan Chase & Co.) (A-1+)(a)
1,665,000	1.610	07/03/08	1,665,000
New York State Thruway Authority Highway and Bridge Trust Fund VRDN RB Floaters Series 2008-2527 (Morgan Stanley Municipal Products) (A-1+)(a)
2,619,500	1.530	07/03/08	2,619,500
New York State Thruway Authority Personal Income Tax VRDN RB Putters Series 2008-2987 (JPMorgan Chase & Co.) (A-1+)(a)
4,710,000	1.580	07/03/08	4,710,000
New York State Thruway Authority Personal Income Tax VRDN RB ROCS RR-II-R-11237 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,735,000	1.550	07/03/08	9,735,000
New York State Thruway Authority RB for Bridge Service Contract Refunding Series 2008 (AA-)
1,600,000	4.000	04/01/09	1,624,796
New York State Urban Development Corp. Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4497 Series 2008 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,400,000	1.550	07/03/08	5,400,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Tax-Exempt New York Portfolio (continued)
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Port Authority of New York & New Jersey VRDN RB Eagle Series 2007-0110 A (FSA) (Banco Bilbao) (A-1+)(a)
$5,000,000	1.640%	07/03/08	$5,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 1546 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	1.580	07/03/08	2,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-2449 (PNC National Bank) (A-1+)(a)
2,620,000	1.580	07/03/08	2,620,000
Port Authority of New York & New Jersey VRDN RB ROCS RR II R-11439 Series 2008 (FSA) (Citibank N.A.) (A-1+)(a)
3,200,000	1.580	07/03/08	3,200,000
Suffolk County GO Bonds Public Improvement Series 2007 B (MBIA) (AA/ Aa3)
3,535,000	4.000	11/01/08	3,542,759
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-2763 (JPMorgan Chase & Co.) (A-1+/ VMIG1)(a)
1,000,000	1.580	07/03/08	1,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-1 (DePfa Bank PLC SPA) (A-1/ VMIG1)
13,400,000	1.440	07/03/08	13,400,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2003 B (Dexia Credit Local SPA) (A-1+/ VMIG1)
7,000,000	1.440	07/02/08	7,000,000
Westchester County GO Bonds Series 2007 B (AAA/ Aaa)
2,100,000	4.000	11/15/08	2,105,440

			$413,433,129

Puerto Rico—2.5%
Commonwealth of Puerto Rico TRANS Series 2007 (Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank, Banco Bilbao, KBC Bank N.V. and Banco Santander Central Hispano LOC) (SP-1+/ MIG1)
$10,500,000	4.250%	07/30/08	$10,506,930

Total Investments—100.1%			$423,940,059

Liabilities in Excess of Other Assets—(0.1)%			(262,934)

Net Assets—100.0%			$423,677,125

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2008, these securities amounted to $136,856,500 or approximately 32.3% of net assets.
(b)	All or a portion represents a forward commitment.
(c)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2008, these securities amounted to $2,950,000 or approximately 0.7% of net assets.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Securities ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch. A description of the ratings is available in the Portfolio’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

BHAC	—	Berkshire Hathaway Assurance Corp.
CP	—	Commercial Paper
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
LOC	—	Letter of Credit
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Instruments Portfolio
June 30, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—102.3%
United States Treasury Bills
$1,800,000	0.400%		07/03/08	$1,799,960
109,800,000	0.550		07/03/08	109,796,645
9,000,000	0.600		07/03/08	8,999,700
2,900,000	1.750		07/03/08	2,899,718
101,400,000	1.870		07/03/08	101,389,466
6,000,000	1.875		07/03/08	5,999,375
500,000	1.140		07/10/08	499,858
3,000,000	1.150		07/10/08	2,999,138
9,000,000	1.155		07/10/08	8,997,401
1,000,000	1.160		07/10/08	999,710
1,000,000	1.185		07/10/08	999,704
6,800,000	1.400		07/10/08	6,797,620
4,300,000	1.440		07/10/08	4,298,452
14,500,000	1.610		07/10/08	14,494,164
7,000,000	1.630		07/10/08	6,997,148
29,600,000	1.840		07/10/08	29,586,384
25,000,000	1.860		07/10/08	24,988,375
10,000,000	1.880		07/10/08	9,995,300
25,000,000	1.970		07/10/08	24,987,687
30,000,000	1.985		07/10/08	29,985,112
5,000,000	1.300		07/17/08	4,997,111
6,000,000	1.420		07/24/08	5,994,557
25,000,000	1.450		07/24/08	24,976,840
6,000,000	1.550		07/24/08	5,994,058
81,000,000	1.590		07/24/08	80,917,717
3,000,000	1.415		07/31/08	2,996,463
15,000,000	1.430		07/31/08	14,982,125
10,000,000	1.445		07/31/08	9,987,958
9,000,000	1.600		08/07/08	8,985,200
5,000,000	1.610		08/07/08	4,991,726
8,000,000	1.615		08/07/08	7,986,721
10,900,000	1.795		08/14/08	10,876,087
24,000,000	1.845		08/21/08	23,937,270
8,000,000	1.855		08/21/08	7,978,977
28,100,000	1.865		09/04/08	28,005,377
25,000,000	1.875		09/04/08	24,915,365
4,000,000	1.850		09/18/08	3,983,761
38,000,000	1.865		09/18/08	37,844,480
30,000,000	1.885		09/18/08	29,875,904
12,000,000	1.890		09/18/08	11,950,230
15,000,000	1.930		09/18/08	14,936,471
15,000,000	1.940		09/18/08	14,936,142
6,000,000	1.955		09/18/08	5,974,259
6,000,000	1.960		09/18/08	5,974,193
3,000,000	1.970		09/18/08	2,987,031
18,000,000	1.985		09/18/08	17,921,592
29,000,000	1.990		09/18/08	28,873,359
33,000,000	2.035		09/18/08	32,852,632
6,000,000	1.805		09/25/08	5,974,128
2,000,000	1.750		10/02/08	1,990,958
19,700,000	1.909	%(a)	10/02/08	19,605,385
12,000,000	2.340		12/18/08	11,867,400

Total Investments—102.3%				$913,582,394

Liabilities in Excess of Other Assets—(2.3)%				(20,298,884)

Net Assets—100.0%				$893,283,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Treasury Obligations Portfolio
June 30, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—5.4%
United States Treasury Bills
$15,000,000	1.865%	09/18/08	$14,938,611
10,000,000	2.050	12/11/08	9,907,181
10,000,000	2.340	12/18/08	9,889,500
9,500,000	2.355	12/18/08	9,394,352
10,000,000	2.530	06/04/09	9,762,461
United States Treasury Note
5,000,000	5.000	07/31/08	5,002,179

Total Investments Before Repurchase Agreements			$58,894,284

Repurchase Agreements(a)—89.7%
Deutsche Bank Securities, Inc.
$70,000,000	2.020%	07/01/08	$70,000,000
Maturity Value: $70,003,928
Collateralized by U.S. Treasury Bond, 8.875%, due 08/15/17 and U.S. Treasury Note, 4.125%, due 08/31/12. The aggregate market value of the collateral, including accrued interest, was $71,400,116.
Joint Repurchase Agreement Account I
797,700,000	1.626	07/01/08	797,700,000
Maturity Value: $797,736,029
Lehman Brothers Holdings, Inc.
50,000,000	1.500	07/01/08	50,000,000
Maturity Value: $50,002,083
Collateralized by U.S. Treasury Bill, 0.000%, due 12/26/08. The market value of the collateral, including accrued interest, was $51,003,161.
UBS Securities LLC
68,600,000	1.750	07/01/08	68,600,000
Maturity Value: $68,603,335
Collateralized by U.S. Treasury STRIPS, 0.000%, due 05/15/10 to 05/15/13. The aggregate market value of the collateral, including accrued interest, was $69,975,557.

Total Repurchase Agreements			$986,300,000

Total Investments—95.1%			$1,045,194,284

Other Assets in Excess of Liabilities—4.9%			53,748,525

Net Assets—100.0%			$1,098,942,809

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on June 30, 2008. Additional information on Joint Repurchase Agreement Account I appears on page 40.
Interest rates represent the annualized yield on date of purchase for discounted securities.

Investment Abbreviation:

STRIP	S	— Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

ILA Portfolios
June 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Joint Repurchase Agreement Account I—At June 30, 2008, the Treasury Obligations Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $797,700,000 in principal amount.

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,500,000,000	1.65%	07/01/08	$1,500,068,750

Banc of America Securities LLC	1,518,700,000	1.65	07/01/08	1,518,769,607

Barclays Capital, Inc.	75,000,000	1.80	07/01/08	75,003,750

Deutsche Bank Securities, Inc.	1,225,000,000	1.75	07/01/08	1,225,059,549

Deutsche Bank Securities, Inc.	200,000,000	1.74	07/01/08	200,009,667

Greenwich Capital Markets	500,000,000	1.85	07/01/08	500,025,694

JPMorgan Securities	2,500,000,000	1.75	07/01/08	2,500,121,528

Merrill Lynch & Co., Inc.	4,000,000,000	1.45	07/01/08	4,000,161,111

Morgan Stanley & Co.	250,000,000	1.70	07/01/08	250,011,805

TOTAL				$11,769,231,461

At June 30, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Inflation Protected Securities, 0.875% to 3.875%, due 01/15/09 to 01/15/18, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/09 to 02/15/38, U.S. Treasury Notes, 2.000% to 11.750%, due 08/15/08 to 05/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 07/31/08 to 05/15/30. The aggregate market value of the collateral, including accrued interest, was $12,004,082,686.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)
Joint Repurchase Agreement Account II—At June 30, 2008, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market	$137,100,000

Prime Obligations	233,600,000

Repurchase Agreements	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.75%	07/01/08	$2,000,152,778

Banc of America Securities LLC	3,945,000,000	2.65	07/01/08	3,945,290,396

Banc of America Securities LLC	500,000,000	2.25	07/01/08	500,031,250

Barclays Capital, Inc.	2,100,000,000	2.70	07/01/08	2,100,157,500

Credit Suisse Securities (USA) LLC	180,000,000	2.55	07/01/08	180,012,750

Deutsche Bank Securities, Inc.	3,500,000,000	2.70	07/01/08	3,500,262,500

Greenwich Capital Markets	375,000,000	2.75	07/01/08	375,028,646

JPMorgan Securities	2,500,000,000	2.70	07/01/08	2,500,187,500

Lehman Brothers Holdings, Inc.	4,423,900,000	2.65	07/01/08	4,424,225,648

Merrill Lynch & Co., Inc.	1,000,000,000	2.50	07/01/08	1,000,069,444

Morgan Stanley & Co.	500,000,000	2.50	07/01/08	500,034,722

UBS Securities LLC	4,000,000,000	2.70	07/01/08	4,000,300,000

TOTAL				$25,025,753,134

At June 30, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 2.270% to 3.500%, due 04/14/09 to 02/05/10; Federal Home Loan Mortgage Corp., 4.000% to 16.250%, due 11/01/08 to 04/01/38; Federal National Mortgage Association, 3.150% to 16.000%, due 07/01/08 to 07/01/48 and Government National Mortgage Association, 6.000%, due 01/15/38. The aggregate market value of the collateral, including accrued interest, was $25,578,123,127.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

		Money	Prime
	Federal	Market	Obligations
	Portfolio	Portfolio	Portfolio

Assets:
Investments in securities, at value based on amortized cost	$2,620,271,937	$353,683,730	$543,651,214
Repurchase agreements, at value based on amortized cost	—	137,100,000	233,600,000
Cash	44,123	—	51,707
Receivables:
Investment securities sold	—	—	—
Interest	6,708,135	843,709	871,938
Portfolio units/shares sold	—	7,416,121	—
Reimbursement from investment adviser	—	—	—
Other assets	9,599	—	6,266

Total assets	2,627,033,794	499,043,560	778,181,125

Liabilities:
Due to Custodian	—	12,993	—
Payables:
Investment securities purchased	18,000,000	—	—
Amounts owed to affiliates	849,621	181,117	314,651
Dividend distribution	88,515	31,083	141,463
Portfolio units/shares redeemed	—	65,476	—
Accrued expenses	593,082	118,090	277,972

Total liabilities	19,531,218	408,759	734,086

Net Assets:
Paid-in capital	2,607,215,512	498,632,015	777,433,539
Undistributed (distributions in excess of) net investment income	(155,470)	(1,018)	15,042
Accumulated net realized gain (loss) from investment transactions	442,534	3,804	(1,542)

Net assets	$2,607,502,576	$498,634,801	$777,447,039

Net asset value, offering and redemption price per unit/share	$1.00	$1.00	$1.00

Net Assets:
ILA Units	$81,862,533	$451,400,293	$123,199,667
ILA Administration Units	2,083,605,536	12,212,736	88,536,446
ILA Service Units	78,367,814	35,020,650	456,404,429
ILA Class B Units	—	—	27,749,138
ILA Class C Units	—	—	51,659,075
ILA Cash Management Shares	363,666,693	1,122	29,898,284

Total Net Assets	$2,607,502,576	$498,634,801	$777,447,039

Units/Shares outstanding, $0.001 par value (unlimited number of units/shares authorized):
ILA Units	81,853,518	451,397,776	123,197,526
ILA Administration Units	2,083,376,171	12,212,667	88,534,909
ILA Service Units	78,359,179	35,020,451	456,392,912
ILA Class B Units	—	—	27,748,688
ILA Class C Units	—	—	51,657,700
ILA Cash Management Shares	363,626,644	1,121	29,897,765

The accompanying notes are an integral part of these financial statements.

Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$645,855,413	$1,180,610,366	$423,940,059	$913,582,394	$58,894,284
—	—	—	—	986,300,000
41,717,803	8,422,822	1,090,749	25,242	19,260

—	103,000	—	—	54,891,193
2,041,608	5,312,220	1,761,599	—	244,200
—	—	—	—	—
667	—	28,859	—	—
3,591	16,755	1,862	982	4,340

689,619,082	1,194,465,163	426,823,128	913,608,618	1,100,353,277

—	—	—	—	—

33,304,055	44,057,618	2,900,065	19,605,385	—
214,462	402,948	142,168	251,902	341,920
69,483	32,355	2,635	223,936	672,183
—	756	—	—	—
79,544	217,958	101,135	243,885	396,365

33,667,544	44,711,635	3,146,003	20,325,108	1,410,468

655,833,377	1,149,604,476	423,599,466	893,369,076	1,099,029,666
—	(2,317)	(2,774)	40,134	193,682
118,161	151,369	80,433	(125,700)	(280,539)

$655,951,538	$1,149,753,528	$423,677,125	$893,283,510	$1,098,942,809

$1.00	$1.00	$1.00	$1.00	$1.00

$214,156,129	$150,144,842	$57,662,395	$8,108,154	$39,474,121
441,419,432	980,310,787	365,938,098	462,356,004	254,281,478
374,945	18,426,812	75,603	416,237,948	536,990,299
—	—	—	—	—
—	—	—	—	—
1,032	871,087	1,029	6,581,404	268,196,911

$655,951,538	$1,149,753,528	$423,677,125	$893,283,510	$1,098,942,809

214,101,552	150,097,947	57,650,711	8,108,931	39,477,231
441,306,958	980,004,565	365,864,029	462,400,273	254,301,558
374,849	18,421,052	75,589	416,277,838	537,032,682
—	—	—	—	—
—	—	—	—	—
1,032	870,814	1,029	6,582,034	268,218,195

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

		Money	Prime
	Federal	Market	Obligations
	Portfolio	Portfolio	Portfolio

Investment income:
Interest income	$41,044,613	$8,069,936	$12,721,350

Expenses:
Portfolio-Level Expenses:
Management fees	4,583,024	834,688	1,325,370
Transfer Agent fees	523,774	95,393	151,471
Custody and accounting fees	114,489	35,770	47,455
Registration fees	43,104	27,350	56,929
Professional fees	34,112	37,670	40,822
Printing fees	25,538	6,357	10,405
Trustee fees	7,436	7,436	7,436
Other	39,375	2,581	18,778

Subtotal	5,370,852	1,047,245	1,658,666
Class Specific Expenses:
Administration Unit fees	1,640,853	9,405	72,680
Service Unit fees	159,875	95,736	886,781
Distribution fees—Cash Management Shares	688,373	3	72,415
Cash Management Share fees	688,373	3	72,415
Distribution and Service fees—Class B and Class C Units	—	—	384,771

Total expenses	8,548,326	1,152,392	3,147,728
Less—expense reductions	(605,568)	(12,863)	(83,507)

Net expenses	7,942,758	1,139,529	3,064,221

Net investment income	33,101,855	6,930,407	9,657,129

Net realized gain (loss) from investment transactions	488,955	3,804	17,601

Net increase in net assets resulting from operations	$33,590,810	$6,934,211	$9,674,730

The accompanying notes are an integral part of these financial statements.

Tax-Exempt	Tax-Exempt	Tax-Exempt	Treasury	Treasury
California	Diversified	New York	Instruments	Obligations
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$7,342,222	$12,915,371	$4,403,736	$5,967,257	$10,531,513

1,182,341	2,036,981	701,536	1,228,311	1,548,915
135,125	232,798	80,176	140,378	177,019
51,029	76,910	41,387	58,342	61,806
16,839	29,816	11,876	16,534	33,513
34,738	43,387	62,577	37,697	38,227
11,028	17,642	4,863	9,209	7,099
7,436	7,436	7,436	7,436	7,436
10,367	13,855	5,261	10,291	14,162

1,448,903	2,458,825	915,112	1,508,198	1,888,177

370,204	726,256	259,247	303,284	61,966
228	39,717	193	563,091	967,763
2	1,932	2	17,118	653,602
2	1,932	2	17,118	653,602
—	—	—	—	—

1,819,339	3,228,662	1,174,556	2,408,809	4,225,110
(25,520)	(36,982)	(61,750)	(30,184)	(562,215)

1,793,819	3,191,680	1,112,806	2,378,625	3,662,895

5,548,403	9,723,691	3,290,930	3,588,632	6,868,618

114,822	106,188	59,105	303,542	(111,392)

$5,663,225	$9,829,879	$3,350,035	$3,892,174	$6,757,226

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Federal Portfolio

	For the
	Six Months
	Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

From operations:
Net investment income	$33,101,855	$90,351,001
Net realized gain (loss) from investment transactions	488,955	103,190

Net increase in net assets resulting from operations	33,590,810	90,454,191

Distributions to units/shareholders:
From net investment income
ILA Units	(1,031,046)	(2,296,548)
ILA Administration Units	(28,619,031)	(81,827,453)
ILA Service Units	(971,137)	(4,876,533)
ILA Class B Units	—	—
ILA Class C Units	—	—
ILA Cash Management Shares	(2,706,244)	(1,431,565)
From net realized gains
ILA Units	—	—
ILA Administration Units	—	—
ILA Service Units	—	—
ILA Cash Management Shares	—	—

Total distributions to unit/shareholders	(33,327,458)	(90,432,099)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	2,721,444,506	4,066,200,277
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	32,523,840	88,111,960
Cost of units/shares redeemed	(2,437,651,270)	(3,845,299,187)

Net increase (decrease) in net assets resulting from share transactions	316,317,076	309,013,050

Net increase (decrease)	316,580,428	309,035,142

Net assets:
Beginning of period	2,290,922,148	1,981,887,006

End of period	$2,607,502,576	$2,290,922,148

Undistributed (distributions in excess of) net investment income	$(155,470)	$70,133

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio		Prime Obligations Portfolio		Tax-Exempt California Portfolio

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2008	Year Ended	June 30, 2008	Year Ended	June 30, 2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

$6,930,407	$20,654,849	$9,657,129	$32,700,194	$5,548,403	$16,991,317
3,804	721	17,601	(1,657)	114,822	47,721

6,934,211	20,655,570	9,674,730	32,698,537	5,663,225	17,039,038

(6,140,218)	(16,166,340)	(1,604,054)	(9,157,871)	(1,543,283)	(4,358,918)
(177,797)	(516,010)	(1,361,306)	(4,053,876)	(4,004,643)	(12,632,319)
(613,397)	(3,973,168)	(5,605,196)	(16,376,304)	(470)	(47)
—	—	(269,576)	(725,335)	—	—
—	—	(475,805)	(1,389,299)	—	—
(13)	(52)	(345,290)	(995,855)	(7)	(33)

—	—	—	—	—	(10,843)
—	—	—	—	—	(33,539)
—	—	—	—	—	—
—	—	—	—	—	—

(6,931,425)	(20,655,570)	(9,661,227)	(32,698,540)	(5,548,403)	(17,035,699)

625,696,546	1,249,880,588	1,100,389,182	2,327,701,446	2,223,378,974	3,804,253,403
—	—	—	120,763,136	—	—
6,615,100	19,237,105	8,462,316	28,509,441	5,075,160	15,735,025
(586,883,373)	(1,375,366,871)	(1,075,970,714)	(2,405,695,010)	(2,243,532,791)	(3,700,264,690)

45,428,273	(106,249,178)	32,880,784	71,279,013	(15,078,657)	119,723,738

45,431,059	(106,249,178)	32,894,287	71,279,010	(14,963,835)	119,727,077

453,203,742	559,452,920	744,552,752	673,273,742	670,915,373	551,188,296

$498,634,801	$453,203,742	$777,447,039	$744,552,752	$655,951,538	$670,915,373

$(1,018)	$—	$15,042	$19,140	$—	$—

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statements of Changes in Net Assets

	Tax-Exempt Diversified Portfolio

	For the
	Six Months
	Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

From operations:
Net investment income	$9,723,691	$24,486,039
Net realized gain (loss) from investment transactions	106,188	170,879

Net increase in net assets resulting from operations	9,829,879	24,656,918

Distributions to units/shareholders:
From net investment income
ILA Units	(1,603,474)	(4,697,710)
ILA Administration Units	(7,972,040)	(19,135,362)
ILA Service Units	(143,397)	(603,798)
ILA Cash Management Shares	(4,780)	(49,169)
From net realized gains
ILA Units	—	(20,069)
ILA Administration Units	—	(102,408)
ILA Service Units	—	(3,002)
ILA Cash Management Shares	—	(219)

Total distributions to unit/shareholders	(9,723,691)	(24,611,737)

From units/share transactions (at $1.00 per unit/share):
Proceeds from sales of units/shares	4,068,119,486	5,388,870,889
Reinvestment of dividends and distributions	9,412,164	22,910,126
Cost of units/shares redeemed	(3,821,210,844)	(5,221,635,013)

Net increase (decrease) in net assets resulting from share transactions	256,320,806	190,146,002

Net increase (decrease)	256,426,994	190,191,183

Net assets:
Beginning of period	893,326,534	703,135,351

End of period	$1,149,753,528	$893,326,534

Undistributed (distributions in excess of) net investment income	$(2,317)	$(2,317)

The accompanying notes are an integral part of these financial statements.

Tax-Exempt New York Portfolio		Treasury Instruments Portfolio		Treasury Obligations Portfolio

For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
June 30, 2008	Year Ended	June 30, 2008	Year Ended	June 30, 2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

$3,290,930	$10,499,398	$3,588,632	$12,774,070	$6,868,618	$27,737,673
59,105	36,945	303,542	480,524	(111,392)	77,630

3,350,035	10,536,343	3,892,174	13,254,594	6,757,226	27,815,303

(497,765)	(1,637,832)	(67,899)	(235,007)	(406,236)	(1,514,386)
(2,793,707)	(8,847,763)	(2,179,291)	(1,332,456)	(667,601)	(180,349)
(780)	(12,877)	(1,306,271)	(11,071,157)	(3,851,685)	(21,077,797)
(7)	(926)	(35,171)	(135,450)	(1,974,185)	(4,987,147)

—	(2,676)	(6,045)	(7,908)	—	—
—	(12,918)	(306,237)	(61,990)	—	—
—	(23)	(112,644)	(371,645)	—	—
—	—	(4,316)	(4,638)	—	—

(3,292,259)	(10,515,015)	(4,017,874)	(13,220,251)	(6,899,707)	(27,759,679)

1,951,569,959	2,321,520,992	1,521,460,032	1,096,110,239	1,781,256,943	2,787,181,226
3,267,751	10,201,992	2,547,152	1,621,898	2,414,858	2,774,632
(1,841,335,895)	(2,391,904,911)	(934,689,367)	(985,070,514)	(1,537,383,045)	(2,669,246,995)

113,501,815	(60,181,927)	589,317,817	112,661,623	246,288,756	120,708,863

113,559,591	(60,160,599)	589,192,117	112,695,966	246,146,275	120,764,487

310,117,534	370,278,133	304,091,393	191,395,427	852,796,534	732,032,047

$423,677,125	$310,117,534	$893,283,510	$304,091,393	$1,098,942,809	$852,796,534

$(2,774)	$(1,445)	$40,134	$40,134	$193,682	$224,771

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements
June 30, 2008 (Unaudited)

1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs—Institutional Liquid Assets Portfolios (collectively “ILA” or “Portfolios,” or individually, a “Portfolio”). ILA consists of eight Portfolios: Federal, Money Market, Prime Obligations, Tax-Exempt California, Tax-Exempt Diversified, Tax-Exempt New York, Treasury Instruments and Treasury Obligations Portfolios. All the Portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. All ILA Portfolios offer ILA Units, ILA Administration Units, ILA Service Units and ILA Cash Management Shares. In addition, Prime Obligations offers ILA Class B and C Units. The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Exempt Portfolios seek to provide unit/shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from Federal income tax by investing primarily in municipal instruments. Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as Investment Adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Portfolio uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of units/shares of the Portfolios based upon the relative proportion of settled shares of each class.
C. Federal Taxes and Distributions to Unit/ Shareholders—
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its unit/shareholders. Accordingly, no Federal tax provisions are required. Income distributions to unit/shareholders are declared and recorded daily and paid monthly by the Portfolios. Long-term capital gain distributions, if any, are declared and paid annually.
   The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from GAAP.
   As of December 31, 2007, the following Portfolios had a capital loss carryforward for U.S. Federal tax purposes of:

		Prime	Treasury
	Federal	Obligations	Obligations

Capital Loss Carryforward(1)
Expiring 2013	$—	$7,608	$85,716
Expiring 2014	46,421	9,878	84,431
Expiring 2015	—	1,657	—

Capital loss carryforward	$46,421	$19,143	$169,147

(1)	Expiration occurs on December 31 of the year indicated.
   The above amounts are available to be carried forward to offset any future capital gains to the extent allowed by the Code.
   The amortized cost for each Portfolio stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. Federal income tax purposes.
   The Portfolios adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for open tax years (tax years ended December 31, 2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on either a straight-line and/or “pro rata” basis depending upon the nature of the expense.
   Unit/ Shareholders of Administration, Service, Class B, Class C and Cash Management Share classes bear all expenses and fees paid to service organizations under Distribution and Service and Administration and Service Plans.
E. Forward Commitment Transactions—
The Portfolios may enter into forward commitments. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Portfolios are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.
3. AGREEMENTS
A. Management Agreement—
Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.

3. AGREEMENTS (continued)
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual rate equal to 0.35% of each Portfolio’s average daily net assets.
B. Distribution Agreement and Service Plan—
The Trust, on behalf of the Prime Obligations Portfolio for Class B Units and Class C Units, has adopted a Distribution and Service Plan. Under the respective Distribution and Service Plan, Goldman Sachs is entitled to a monthly fee from each Portfolio for distribution services and personal and account maintenance fees equal to, on an annual basis, 0.75% and 0.25%, respectively, of the average daily net assets attributable to Class B and Class C Units which may be reallowed to Authorized Dealers.
   The Trust, on behalf of Cash Management Shares of each Portfolio, has adopted a Distribution Plan. Under the Distribution Plan, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 0.50% of the average daily net assets attributable to Cash Management Shares (“CMS”). GSAM has voluntarily agreed to waive a portion of the Distribution fees equal to 0.43%, on an annual basis, of the average daily net assets attributable to Cash Management Shares.
   Goldman Sachs acts as each ILA Portfolio’s distributor under a Distribution Agreement for which it receives no additional compensation other than amounts related to the Distribution and Service Plan of the ILA Prime Obligations Class B and Class C Units’ contingent deferred sales charges. During the six months ended June 30, 2008, Goldman Sachs has advised the Portfolio that it retained approximately $100 and $5,600 in contingent deferred sales charges from Class B and Class C Units, respectively.
C. Transfer Agency Agreement—
Goldman Sachs also serves as the Transfer Agent for the Portfolios and is entitled to a fee calculated daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each class.
D. Service Plan and Shareholder Administration Plan—
The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans (the “Plans”). The Plans allow for Administration Units, Service Units and Cash Management Shares, to compensate service organizations, including affiliates of Goldman Sachs, for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units/shares. The Plans provide for compensation to the service organizations in an amount up to 0.15%, 0.40% and 0.50%, on an annualized basis, of the average daily net asset value of the Administration Units, Service Units and Cash Management Shares, respectively.
E. Other Agreements—
GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding Distribution and Service fees, Administration, Service plan and Shareholder Administration plan fees, taxes, interest, brokerage fees and litigation,

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

3. AGREEMENTS (continued)
indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agency fee credit reductions) such that total operating expenses will not exceed 0.434% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   For the six months ended June 30, 2008, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Portfolios have entered into certain offset arrangements with the custodian and transfer agent resulting in a reduction in the Portfolios’ expenses. These expense reductions were as follows (in thousands):

	Other			CMS
	Expense	Custody	Transfer	Share
	Reimburse-	Fee	Agent Fee	Distribution
Portfolio	ments	Reductions	Reductions	Fee Waiver	Total

Federal	$—	$14	$—	$592	$606

Money Market	12	1	—	—	13

Prime Obligations	15	1	6	62	84

Tax-Exempt California	—	26	—	—	26

Tax-Exempt Diversified	—	35	—	2	37

Tax-Exempt New York	45	17	—	—	62

Treasury Instruments	—	15	—	15	30

Treasury Obligations	—	3	—	559	562

   At June 30, 2008, the amounts owed to GSAM and its affiliates were as follows (in thousands):

				Affiliated
		Distribution	Transfer	Dealers	Over
	Management	and Service	Agent	Service	Reimburse-
Portfolio	Fees	Fees	Fees	Fees	ment	Total

Federal	$580	$20	$85	$165	$—	$850

Money Market	141	—	16	—	24	181

Prime Obligations	196	65	25	23	6	315

Tax-Exempt California	155	—	22	37	—	214

Tax-Exempt Diversified	276	—	41	86	—	403

Tax-Exempt New York	97	—	14	31	—	142

Treasury Instruments	189	—	26	37	—	252

Treasury Obligations	281	15	33	13	—	342

4. PORTFOLIO SECURITIES TRANSACTIONS
Fair Value Hierarchy—In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) which provides guidance in using fair value to measure investment assets and liabilities. The Funds adopted FAS 157 as of the beginning of January 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs

4.	PORTFOLIO SECURITIES TRANSACTIONS (continued)
(Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2—Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;
Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
   As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest:

	Investments in Securities Long-Assets

			Prime	Tax-Exempt
Level	Federal	Money Market	Obligations	California

Level 1	$—	$—	$—	$—

Level 2(a)	2,620,271,937	490,783,730	777,251,214	645,855,413

Level 3	—	—	—	—

Total	$2,620,271,937	$490,783,730	$777,251,214	$645,855,413

	Investments in Securities Long-Assets

	Tax-Free	Tax-Exempt	Treasury	Treasury
Level	Diversified	New York	Instruments	Obligations

Level 1	$—	$—	$913,582,394	$58,894,284

Level 2(a)	1,810,610,366	423,940,059	—	986,300,000

Level 3	—	—	—	—

Total	$1,180,610,366	$423,940,059	$913,582,394	$1,045,194,284

(a)	The Portfolios utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
5. LINE OF CREDIT FACILITY
The Portfolios participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2008, the Portfolios did not have any borrowings under the facility.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

6. PORTFOLIO CONCENTRATIONS
As a result of the Tax-Exempt Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
7. OTHER MATTERS
A. Exemptive Orders—
Pursuant to SEC exemptive orders, the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.
B. Mergers and Reorganizations—
At a meeting held on November 9, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition of the AXA Enterprise Money Market Fund by the Prime Obligations Portfolio. The reorganization was completed on June 25, 2007 as of the close of business June 22, 2007.
   Pursuant to the Reorganization Agreement, the assets and liabilities of the AXA Enterprise Money Market Fund (“Acquired Fund”) Class B, Class C, Class A and Class Y were reorganized into Prime Obligations (“Survivor Portfolio”) Class B, Class C, Service Class and Service Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s
			Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	June 22,
Survivor/Acquired Fund	Issued	Shares	2007

Prime Obligations Class B/
AXA Enterprise Money Market Class B	20,692,010	$20,691,977	20,692,010

Prime Obligations Class C/
AXA Enterprise Money Market Class C	9,678,595	9,679,073	9,678,595

Prime Obligations Service Class/
AXA Enterprise Money Market Class A	76,773,580	76,776,891	76,773,580

Prime Obligations Service Class/
AXA Enterprise Money Market Class Y	13,614,912	13,615,195	13,614,912

7. OTHER MATTERS (continued)
   The following chart shows the Survivor Portfolio’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the reorganization).

Survivor
	Survivor	Acquired	Portfolio’s
	Portfolio’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	immediately
	before	before	after
Survivor/Acquired Fund	reorganization	reorganization	reorganization

Prime Obligations/
AXA Enterprise Money Market	$367,979,094	$120,763,136	$488,742,230

C. Indemnifications —
Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios believe the risk of loss under these arrangements to be minimal.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

8. SUMMARY OF UNIT/ SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE)
Unit/share activity is as follows:

	Federal Portfolio

	For the
	Six Months Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

ILA Units
Units sold	80,774,293	238,528,451
Reinvestment of dividends and distributions	726,746	2,102,478
Units redeemed	(82,592,213)	(185,280,798)

	(1,091,174)	55,350,131

ILA Administration Units
Units sold	1,267,241,050	2,250,491,335
Reinvestment of dividends and distributions	28,609,697	81,821,050
Units redeemed	(1,218,117,353)	(2,082,355,535)

	77,733,394	249,956,850

ILA Service Units
Units sold	381,847,382	1,150,810,640
Shares issued in connection with merger	—	—
Units converted from ILA Class B(a) Units	—	—
Reinvestment of dividends and distributions	481,315	2,756,873
Units redeemed	(399,906,171)	(1,255,980,462)

	(17,577,474)	(102,412,949)

ILA Class B Units
Units sold	—	—
Shares issued in connection with merger	—	—
Units converted to ILA Service Units(a)	—	—
Reinvestment of dividends and distributions	—	—
Units redeemed	—	—

	—	—

ILA Class C Units
Shares sold	—	—
Shares issued in connection with merger	—	—
Reinvestment of dividends and distributions	—	—
Units redeemed	—	—

	—	—

ILA Cash Management Shares
Shares sold	991,581,781	426,369,851
Reinvestment of dividends and distributions	2,706,082	1,431,559
Shares redeemed	(737,035,533)	(321,682,392)

	257,252,330	106,119,018

Net increase (decrease) in units/shares	316,317,076	309,013,050

(a)	Class B Units will automatically convert into Service Units on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Portfolio or another Goldman Sachs Fund.

Money Market Portfolio		Prime Obligations Portfolio		Tax-Exempt California Portfolio

For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2008	Year Ended	June 30, 2008	Year Ended	June 30, 2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

334,624,524	394,351,000	414,239,323	953,084,583	251,472,395	466,165,317
6,048,184	15,942,966	586,409	5,596,566	1,183,014	4,136,157
(283,083,987)	(310,414,161)	(412,820,711)	(1,128,382,601)	(214,989,223)	(424,158,138)

57,588,721	99,879,805	2,005,021	(169,701,452)	37,666,186	46,143,336

53,207,293	75,760,439	87,838,822	185,774,657	1,969,702,264	3,338,086,936
3,395	44,151	1,337,414	4,016,810	3,892,128	11,598,789
(55,381,457)	(70,992,605)	(96,411,571)	(167,779,328)	(2,026,712,355)	(3,276,096,489)

(2,170,769)	4,811,985	(7,235,335)	22,012,139	(53,117,963)	73,589,236

237,864,729	779,769,149	383,274,022	822,109,499	2,204,315	150
—	—	—	90,388,492	—	—
—	—	2,291,346	2,944,065	—	—
563,508	3,249,937	5,469,125	15,863,205	12	48
(248,417,929)	(993,959,532)	(368,997,099)	(773,683,207)	(1,831,213)	(210)

(9,989,692)	(210,940,446)	22,037,394	157,622,054	373,114	(12)

—	—	13,940,676	11,047,825	—	—
—	—	—	20,692,010	—	—
—	—	(2,291,346)	(2,944,065)	—	—
—	—	255,628	684,573	—	—
—	—	(10,126,933)	(12,817,904)	—	—

—	—	1,778,025	16,662,439	—	—

—	—	31,656,793	71,220,634	—	—
—	—	—	9,678,595	—	—
—	—	469,693	1,357,904	—	—
—	—	(24,131,563)	(56,985,831)	—	—

—	—	7,994,923	25,271,302	—	—

—	—	167,148,200	282,636,629	—	1,000
13	51	344,047	990,383	6	31
—	(573)	(161,191,491)	(264,218,520)	—	(9,853)

13	(522)	6,300,756	19,408,492	6	(8,822)

45,428,273	(106,249,178)	32,880,784	71,274,974	(15,078,657)	119,723,738

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Notes to Financial Statements (continued)
June 30, 2008 (Unaudited)

8. SUMMARY OF UNIT/ SHARE TRANSACTIONS (AT $1.00 PER UNIT/SHARE) (continued)
Unit/share activity is as follows:

	Tax-Exempt Diversified Portfolio

	For the
	Six Months Ended	For the
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

ILA Units
Units sold	186,403,624	228,659,362
Reinvestment of dividends and distributions	1,577,622	4,636,168
Units redeemed	(184,885,539)	(211,421,550)

	3,095,707	21,873,980

ILA Administration Units
Units sold	3,845,232,727	5,071,224,271
Reinvestment of dividends and distributions	7,748,194	17,996,875
Units redeemed	(3,597,789,517)	(4,921,515,196)

	255,191,404	167,705,950

ILA Service Units
Units sold	35,613,792	73,553,820
Reinvestment of dividends and distributions	86,308	277,083
Units redeemed	(37,832,386)	(71,011,757)

	(2,132,286)	2,819,146

ILA Cash Management Shares
Shares sold	869,343	15,433,436
Reinvestment of dividends and distributions	40	—
Shares redeemed	(703,402)	(17,686,510)

	165,981	(2,253,074)

Net increase (decrease) in units/shares	256,320,806	190,146,002

Tax-Exempt New York Portfolio		Treasury Instruments Portfolio		Treasury Obligations Portfolio

For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
June 30, 2008	Year Ended	June 30, 2008	Year Ended	June 30, 2008	Year Ended
(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007	(Unaudited)	December 31, 2007

40,205,504	104,259,372	87,794,455	40,821,869	201,348,676	519,817,296
485,628	1,586,163	64,699	234,875	145,956	359,516
(39,388,633)	(86,016,859)	(88,803,625)	(35,604,952)	(202,170,798)	(505,198,092)

1,302,499	19,828,676	(944,471)	5,451,792	(676,166)	14,978,720

1,911,364,357	2,216,969,652	794,512,865	221,320,061	445,872,305	75,754,697
2,781,589	8,602,008	2,436,547	1,233,870	667,504	176,710
(1,801,553,914)	(2,304,090,205)	(447,163,358)	(133,155,985)	(209,148,226)	(59,173,930)

112,592,032	(78,518,545)	349,786,054	89,397,946	237,391,583	16,757,477

—	—	627,525,878	818,892,274	902,715,551	1,262,499,454
527	12,901	6,419	13,060	7,805	24,862
(393,155)	(1,000)	(386,391,754)	(802,374,161)	(800,387,824)	(1,475,114,322)

(392,628)	11,901	241,140,543	16,531,173	102,335,532	(212,590,006)

97	291,968	11,626,834	15,076,035	231,320,411	929,109,779
7	920	39,487	140,093	1,593,593	2,213,544
(192)	(1,796,847)	(12,330,630)	(13,935,416)	(325,676,197)	(629,760,651)

(88)	(1,503,959)	(664,309)	1,280,712	(92,762,193)	301,562,672

113,501,815	(60,181,927)	589,317,817	112,661,623	246,288,756	120,708,863

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Federal Portfolio

											Ratios assuming no
											expense reductions

													Ratio of net
									Ratio of net				investment
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net	value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0.014	$(0.014)	$1.00	1.38%	$81,863	0.41	%(c)	2.72	%(c)	0.41	%(c)	2.72	%(c)
2008-ILA Administration Units	1.00	0.013	(0.013)	1.00	1.31	2,083,605	0.56	(c)	2.61	(c)	0.56	(c)	2.61	(c)
2008-ILA Service Units	1.00	0.012	(0.012)	1.00	1.18	78,368	0.81	(c)	2.43	(c)	0.81	(c)	2.43	(c)
2008-ILA Cash Management Shares	1.00	0.011	(0.011)	1.00	1.10	363,667	0.98	(c)	1.95	(c)	1.41	(c)	1.52	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0.047	(0.047)	1.00	4.85	82,946	0.41		4.67		0.42		4.66
2007-ILA Administration Units	1.00	0.046	(0.046)	1.00	4.69	2,005,664	0.56		4.60		0.57		4.59
2007-ILA Service Units	1.00	0.043	(0.043)	1.00	4.43	95,938	0.81		4.11		0.82		4.10
2007-ILA Cash Management Shares	1.00	0.042	(0.042)	1.00	4.25	106,375	0.98		3.77		1.42		3.33

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.65	27,595	0.41		4.32		0.41		4.32
2006-ILA Administration Units	1.00	0.044	(0.044)	1.00	4.49	1,755,687	0.56		4.41		0.56		4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.23	198,350	0.81		4.18		0.81		4.18
2006-ILA Cash Management Shares	1.00	0.038	(0.038)	1.00	4.06	255	0.98		3.81		1.41		3.38

2005-ILA Units	1.00	0.028	(0.028)	1.00	2.82	784,191	0.41		2.74		0.41		2.74
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.67	1,481,451	0.56		2.64		0.56		2.64
2005-ILA Service Units	1.00	0.024	(0.024)	1.00	2.41	204,181	0.81		2.39		0.81		2.39
2005-ILA Cash Management Shares	1.00	0.022	(0.022)	1.00	2.24	124,382	0.98		2.13		1.41		1.70

2004-ILA Units	1.00	0.010	(0.010)	1.00	0.97	937,553	0.41		0.94		0.41		0.94
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.82	1,412,667	0.56		0.84		0.56		0.84
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.57	230,227	0.81		0.54		0.81		0.54
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.42	151,658	0.94		0.26		1.41		(0.21)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	1,147,134	0.41		0.79		0.41		0.79
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	1,029,112	0.56		0.62		0.56		0.62
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	285,290	0.81		0.37		0.81		0.37
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	565,696	0.93		0.26		1.41		(0.22)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Money Market Portfolio

											Ratios assuming no
											expense reductions

													Ratio of net
									Ratio of net				investment
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net	value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0.015	$(0.015)	$1.00	1.48%	$451,400	0.43	%(c)	2.96	%(c)	0.44	%(c)	2.95	%(c)
2008-ILA Administration Units	1.00	0.014	(0.014)	1.00	1.41	12,213	0.58	(c)	2.85	(c)	0.59	(c)	2.84	(c)
2008-ILA Service Units	1.00	0.013	(0.013)	1.00	1.28	35,021	0.83	(c)	2.58	(c)	0.84	(c)	2.57	(c)
2008-ILA Cash Management Shares	1.00	0.012	(0.012)	1.00	1.20	1	1.00	(c)	2.41	(c)	1.44	(c)	1.97	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0.049	(0.049)	1.00	5.02	393,809	0.44		4.90		0.47		4.87
2007-ILA Administration Units	1.00	0.047	(0.047)	1.00	4.86	14,383	0.59		4.75		0.62		4.72
2007-ILA Service Units	1.00	0.045	(0.045)	1.00	4.60	45,010	0.84		4.52		0.87		4.49
2007-ILA Cash Management Shares	1.00	0.043	(0.043)	1.00	4.42	1	1.01		4.51		1.47		4.05

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.72	293,929	0.43		4.54		0.43		4.54
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.57	9,571	0.57		4.31		0.57		4.31
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.31	255,951	0.83		4.22		0.83		4.22
2006-ILA Cash Management Shares	1.00	0.040	(0.040)	1.00	4.13	2	0.99		3.87		1.42		3.44

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	578,208	0.41		2.85		0.41		2.85
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	947,855	0.56		2.73		0.56		2.73
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	262,445	0.81		2.48		0.81		2.48
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	134,241	0.98		2.27		1.41		1.84

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.03	546,525	0.42		1.02		0.42		1.02
2004-ILA Administration Units	1.00	0.009	(0.009)	1.00	0.88	832,256	0.57		0.91		0.57		0.91
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.62	243,625	0.82		0.61		0.82		0.61
2004-ILA Cash Management Shares	1.00	0.005	(0.005)	1.00	0.48	111,984	0.95		0.36		1.42		(0.11)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.84	502,405	0.41		0.85		0.41		0.85
2003-ILA Administration Units	1.00	0.007	(0.007)	1.00	0.69	598,213	0.56		0.67		0.56		0.67
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.44	294,025	0.81		0.44		0.81		0.44
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.32	324,304	0.93		0.31		1.41		(0.17)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Prime Obligations Portfolio

											Ratios assuming no
											expense reductions

													Ratio of net
									Ratio of net				investment
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net	value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0.015	$(0.015)	$1.00	1.47%	$123,200	0.43	%(c)	2.90	%(c)	0.44	%(c)	2.89	%(c)
2008-ILA Administration Units	1.00	0.014	(0.014)	1.00	1.40	88,536	0.58	(c)	2.82	(c)	0.59	(c)	2.81	(c)
2008-ILA Service Units	1.00	0.013	(0.013)	1.00	1.27	456,404	0.83	(c)	2.54	(c)	0.84	(c)	2.53	(c)
2008-ILA B Units	1.00	0.010	(0.010)	1.00	0.97	27,749	1.43	(c)	1.97	(c)	1.44	(c)	1.96	(c)
2008-ILA C Units	1.00	0.010	(0.010)	1.00	0.97	51,659	1.43	(c)	1.93	(c)	1.44	(c)	1.92	(c)
2008-ILA Cash Management Shares	1.00	0.012	(0.012)	1.00	1.19	29,898	1.00	(c)	2.40	(c)	1.44	(c)	1.96	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0.049	(0.049)	1.00	5.01	121,193	0.43		4.92		0.44		4.91
2007-ILA Administration Units	1.00	0.047	(0.047)	1.00	4.86	95,770	0.58		4.75		0.59		4.74
2007-ILA Service Units	1.00	0.045	(0.045)	1.00	4.59	434,359	0.83		4.49		0.84		4.48
2007-ILA B Units	1.00	0.039	(0.039)	1.00	3.97	25,971	1.43		3.88		1.44		3.87
2007-ILA C Units	1.00	0.039	(0.039)	1.00	3.97	43,663	1.43		3.89		1.44		3.88
2007-ILA Cash Management Shares	1.00	0.043	(0.043)	1.00	4.42	23,597	1.00		4.32		1.44		3.88

2006-ILA Units	1.00	0.046	(0.046)	1.00	4.73	290,894	0.43		4.70		0.46		4.67
2006-ILA Administration Units	1.00	0.045	(0.045)	1.00	4.58	73,758	0.58		4.44		0.61		4.41
2006-ILA Service Units	1.00	0.042	(0.042)	1.00	4.32	276,733	0.83		4.26		0.86		4.23
2006-ILA B Units	1.00	0.036	(0.036)	1.00	3.69	9,308	1.43		3.63		1.46		3.60
2006-ILA C Units	1.00	0.036	(0.036)	1.00	3.69	18,392	1.43		3.63		1.46		3.60
2006-ILA Cash Management Shares	1.00	0.041	(0.041)	1.00	4.14	4,189	1.00		3.98		1.46		3.52

2005-ILA Units	1.00	0.029	(0.029)	1.00	2.91	135,351	0.43		2.81		0.46		2.78
2005-ILA Administration Units	1.00	0.027	(0.027)	1.00	2.75	110,480	0.58		2.79		0.61		2.76
2005-ILA Service Units	1.00	0.025	(0.025)	1.00	2.50	228,238	0.83		2.45		0.86		2.42
2005-ILA B Units	1.00	0.019	(0.019)	1.00	1.90	12,304	1.43		1.80		1.46		1.77
2005-ILA C Units	1.00	0.019	(0.019)	1.00	1.90	19,781	1.43		1.87		1.46		1.84
2005-ILA Cash Management Shares	1.00	0.023	(0.023)	1.00	2.32	5,585	1.00		2.29		1.46		1.83

2004-ILA Units	1.00	0.010	(0.010)	1.00	1.00	160,780	0.43		1.00		0.47		0.96
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.85	65,049	0.58		0.86		0.62		0.82
2004-ILA Service Units	1.00	0.006	(0.006)	1.00	0.60	205,341	0.83		0.63		0.87		0.59
2004-ILA B Units	1.00	0.003	(0.003)	1.00	0.35	18,080	1.07		0.35		1.47		(0.05)
2004-ILA C Units	1.00	0.003	(0.003)	1.00	0.35	15,068	1.07		0.36		1.47		(0.04)
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.45	7,321	0.97		0.40		1.47		(0.10)

2003-ILA Units	1.00	0.008	(0.008)	1.00	0.79	168,536	0.44		0.81		0.44		0.81
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.64	66,235	0.59		0.65		0.59		0.65
2003-ILA Service Units	1.00	0.004	(0.004)	1.00	0.39	172,154	0.84		0.39		0.84		0.39
2003-ILA B Units	1.00	0.002	(0.002)	1.00	0.24	26,359	0.99		0.24		1.44		(0.21)
2003-ILA C Units	1.00	0.002	(0.002)	1.00	0.24	16,345	0.99		0.24		1.44		(0.21)
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.27	9,250	0.96		0.26		1.44		(0.22)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio

												Ratios assuming no
												expense reductions

														Ratio of net
										Ratio of net				investment
	Net asset		Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net		value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment	investment		end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)	income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0.009	$(0.009)		$1.00	0.88%	$214,156	0.42	%(c)	1.70	%(c)	0.43	%(c)	1.69	%(c)
2008-ILA Administration Units	1.00	0.008	(0.008)		1.00	0.80	441,419	0.57	(c)	1.63	(c)	0.58	(c)	1.62	(c)
2008-ILA Service Units	1.00	0.007	(0.007)		1.00	0.68	375	0.82	(c)	0.82	(c)	0.83	(c)	0.81	(c)
2008-ILA Cash Management Shares	1.00	0.006	(0.006)		1.00	0.59	1	0.99	(c)	1.21	(c)	1.43	(c)	0.77	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0.031	(0.031	)(d)	1.00	3.20	176,449	0.43		3.14		0.44		3.13
2007-ILA Administration Units	1.00	0.030	(0.030	)(d)	1.00	3.05	494,462	0.58		2.99		0.59		2.98
2007-ILA Service Units	1.00	0.027	(0.027	)(d)	1.00	2.79	2	0.83		2.73		0.84		2.72
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(d)	1.00	2.62	1	1.00		2.64		1.44		2.20

2006-ILA Units	1.00	0.029	(0.029	)(d)	1.00	3.03	130,302	0.43		2.90		0.44		2.90
2006-ILA Administration Units	1.00	0.028	(0.028	)(d)	1.00	2.87	420,875	0.58		2.82		0.59		2.81
2006-ILA Service Units	1.00	0.026	(0.026	)(d)	1.00	2.62	2	0.83		2.56		0.84		2.56
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(d)	1.00	2.44	10	1.00		2.35		1.44		1.91

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.98	268,806	0.43		1.99		0.44		1.98
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.83	300,545	0.58		1.79		0.59		1.78
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.57	2	0.83		1.60		0.83		1.60
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.40	27,385	1.00		1.45		1.44		1.01

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	208,139	0.43		0.74		0.45		0.72
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.62	273,919	0.58		0.64		0.60		0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.39	2	0.83		0.36		0.85		0.34
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.32	14,721	0.82		0.23		1.45		(0.40)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.61	244,109	0.42		0.61		0.43		0.60
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.46	233,371	0.57		0.41		0.58		0.40
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.34	2	0.66		0.47		0.83		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	63,214	0.71		0.32		1.43		(0.40)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

(d)	Amount includes $0.00007 and $0.00028 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

												Ratios assuming no
												expense reductions

														Ratio of net
										Ratio of net				investment
	Net asset		Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net		value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment	investment		end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)	income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0.009	$(0.009)		$1.00	0.92%	$150,145	0.42	%(c)	1.84	%(c)	0.42	% (c)	1.84	%(c)
2008-ILA Administration Units	1.00	0.008	(0.008)		1.00	0.84	980,311	0.57	(c)	1.65	(c)	0.57	(c)	1.65	(c)
2008-ILA Service Units	1.00	0.007	(0.007)		1.00	0.72	18,427	0.82	(c)	1.45	(c)	0.82	(c)	1.45	(c)
2008-ILA Cash Management Shares	1.00	0.006	(0.006)		1.00	0.63	871	0.99	(c)	1.24	(c)	1.42	(c)	0.81	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0.032	(0.032	)(d)	1.00	3.31	147,044	0.43		3.24		0.44		3.23
2007-ILA Administration Units	1.00	0.031	(0.031	)(d)	1.00	3.15	725,018	0.58		3.09		0.59		3.08
2007-ILA Service Units	1.00	0.028	(0.028	)(d)	1.00	2.90	20,559	0.83		2.85		0.84		2.84
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(d)	1.00	2.72	705	1.00		2.68		1.44		2.24

2006-ILA Units	1.00	0.029	(0.029	)(d)	1.00	3.08	125,168	0.41		2.92		0.42		2.92
2006-ILA Administration Units	1.00	0.028	(0.028	)(d)	1.00	2.93	557,264	0.57		2.84		0.57		2.84
2006-ILA Service Units	1.00	0.026	(0.026	)(d)	1.00	2.67	17,741	0.82		2.62		0.82		2.62
2006-ILA Cash Management Shares	1.00	0.024	(0.024	)(d)	1.00	2.50	2,963	0.98		2.38		1.41		1.95

2005-ILA Units	1.00	0.020	(0.020)		1.00	2.02	634,174	0.41		1.98		0.41		1.98
2005-ILA Administration Units	1.00	0.019	(0.019)		1.00	1.87	1,344,727	0.56		1.83		0.56		1.83
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.61	24,328	0.81		1.59		0.81		1.59
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.44	147,558	0.98		1.41		1.41		0.98

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.82	697,374	0.41		0.80		0.41		0.80
2004-ILA Administration Units	1.00	0.007	(0.007)		1.00	0.67	1,338,658	0.56		0.69		0.56		0.69
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.42	23,652	0.81		0.43		0.81		0.43
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	139,086	0.87		0.28		1.41		(0.26)

2003-ILA Units	1.00	0.007	(0.007)		1.00	0.68	722,008	0.41		0.68		0.41		0.68
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.52	792,220	0.56		0.50		0.56		0.50
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.33	14,285	0.75		0.36		0.81		0.30
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	362,923	0.75		0.32		1.41		(0.34)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Amount includes $0.00014 and $0.0004 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

												Ratios assuming no
												expense reductions

														Ratio of net
										Ratio of net				investment
	Net asset		Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net		value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment	investment		end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)	income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0.009	$(0.009)		$1.00	0.90%	$57,662	0.43	%(c)	1.82	%(c)	0.46	%(c)	1.79	%(c)
2008-ILA Administration Units	1.00	0.008	(0.008)		1.00	0.83	365,938	0.58	(c)	1.62	(c)	0.61	(c)	1.59	(c)
2008-ILA Service Units	1.00	0.007	(0.007)		1.00	0.70	76	0.83	(c)	1.62	(c)	0.86	(c)	1.59	(c)
2008-ILA Cash Management Shares	1.00	0.006	(0.006)		1.00	0.62	1	1.00	(c)	1.22	(c)	1.46	(c)	0.76	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0.032	(0.032	)(d)	1.00	3.24	56,353	0.43		3.20		0.46		3.17
2007-ILA Administration Units	1.00	0.030	(0.030	)(d)	1.00	3.09	253,295	0.58		3.04		0.61		3.01
2007-ILA Service Units	1.00	0.028	(0.028	)(d)	1.00	2.83	468	0.83		2.79		0.86		2.76
2007-ILA Cash Management Shares	1.00	0.026	(0.026	)(d)	1.00	2.66	1	1.00		2.65		1.44		2.19

2006-ILA Units	1.00	0.030	(0.030	)(d)	1.00	3.04	36,521	0.43		2.92		0.45		2.90
2006-ILA Administration Units	1.00	0.029	(0.029	)(d)	1.00	2.89	331,793	0.58		2.86		0.60		2.85
2006-ILA Service Units	1.00	0.027	(0.027	)(d)	1.00	2.63	456	0.83		2.67		0.85		2.65
2006-ILA Cash Management Shares	1.00	0.023	(0.023	)(d)	1.00	2.46	1,507	1.00		2.33		1.45		1.88

2005-ILA Units	1.00	0.020	(0.020)		1.00	1.99	100,268	0.43		1.94		0.45		1.92
2005-ILA Administration Units	1.00	0.018	(0.018)		1.00	1.84	206,485	0.58		1.83		0.60		1.81
2005-ILA Service Units	1.00	0.016	(0.016)		1.00	1.58	72	0.83		1.34		0.84		1.33
2005-ILA Cash Management Shares	1.00	0.014	(0.014)		1.00	1.41	58,291	1.00		1.35		1.45		0.90

2004-ILA Units	1.00	0.008	(0.008)		1.00	0.78	99,743	0.43		0.78		0.46		0.75
2004-ILA Administration Units	1.00	0.006	(0.006)		1.00	0.63	174,135	0.58		0.65		0.61		0.62
2004-ILA Service Units	1.00	0.004	(0.004)		1.00	0.40	156	0.82		0.41		0.86		0.37
2004-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.33	59,693	0.87		0.30		1.46		(0.29)

2003-ILA Units	1.00	0.006	(0.006)		1.00	0.62	89,518	0.44		0.62		0.47		0.59
2003-ILA Administration Units	1.00	0.005	(0.005)		1.00	0.47	124,113	0.59		0.47		0.62		0.44
2003-ILA Service Units	1.00	0.003	(0.003)		1.00	0.32	124	0.74		0.32		0.87		0.19
2003-ILA Cash Management Shares	1.00	0.003	(0.003)		1.00	0.31	66,299	0.75		0.31		1.47		(0.41)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on taxable distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Amount includes $0.00005 and $0.00008 of distributions from net realized gains for the years ended December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Treasury Instruments Portfolio

													Ratios assuming no
													expense reductions

															Ratio of net
											Ratio of net				investment
	Net asset			Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net		from net		value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment		investment		end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)		income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0	.008(d)	$(0	.008)(d)	$1.00	0.83%	$8,108	0.43	%(c)	1.50	%(c)	0.44	%(c)	1.49	%(c)
2008-ILA Administration Units	1.00	0	.008(d)	(0	.008)(d)	1.00	0.75	462,356	0.58	(c)	1.08	(c)	0.59	(c)	1.07	(c)
2008-ILA Service Units	1.00	0	.006(d)	(0	.006)(d)	1.00	0.63	416,238	0.83	(c)	0.93	(c)	0.84	(c)	0.92	(c)
2008-ILA Cash Management Shares	1.00	0	.005(d)	(0	.005)(d)	1.00	0.54	6,582	1.00	(c)	1.03	(c)	1.44	(c)	0.59	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0	.042(d)	(0	.042)(d)	1.00	4.32	9,055	0.43		3.94		0.46		3.91
2007-ILA Administration Units	1.00	0	.041(d)	(0	.041)(d)	1.00	4.16	112,629	0.58		3.68		0.61		3.65
2007-ILA Service Units	1.00	0	.038(d)	(0	.038)(d)	1.00	3.91	175,160	0.83		3.71		0.86		3.68
2007-ILA Cash Management Shares	1.00	0	.037(d)	(0	.037)(d)	1.00	3.73	7,247	1.00		3.34		1.46		2.88

2006-ILA Units	1.00	0.042		(0.042)		1.00	4.42	3,602	0.43		4.19		0.48		4.14
2006-ILA Administration Units	1.00	0.041		(0.041)		1.00	4.26	23,217	0.58		4.14		0.64		4.08
2006-ILA Service Units	1.00	0.039		(0.039)		1.00	4.00	158,611	0.83		3.92		0.88		3.87
2006-ILA Cash Management Shares	1.00	0.035		(0.035)		1.00	3.82	5,966	1.00		3.51		1.47		3.04

2005-ILA Units	1.00	0.026		(0.026)		1.00	2.59	26,118	0.43		2.50		0.45		2.48
2005-ILA Administration Units	1.00	0.024		(0.024)		1.00	2.44	37,744	0.58		2.43		0.60		2.41
2005-ILA Service Units	1.00	0.022		(0.022)		1.00	2.18	325,678	0.83		2.15		0.85		2.13
2005-ILA Cash Management Shares	1.00	0.020		(0.020)		1.00	2.01	26,741	1.00		2.00		1.45		1.55

2004-ILA Units	1.00	0.008		(0.008)		1.00	0.85	33,836	0.43		0.79		0.44		0.78
2004-ILA Administration Units	1.00	0.007		(0.007)		1.00	0.70	33,103	0.58		0.68		0.59		0.67
2004-ILA Service Units	1.00	0.004		(0.004)		1.00	0.44	372,296	0.83		0.40		0.84		0.39
2004-ILA Cash Management Shares	1.00	0.004		(0.004)		1.00	0.38	15,775	0.88		0.31		1.44		(0.25)

2003-ILA Units	1.00	0.007		(0.007)		1.00	0.65	51,264	0.44		0.63		0.45		0.62
2003-ILA Administration Units	1.00	0.005		(0.005)		1.00	0.50	31,275	0.59		0.44		0.60		0.43
2003-ILA Service Units	1.00	0.003		(0.003)		1.00	0.25	362,436	0.84		0.21		0.85		0.20
2003-ILA Cash Management Shares	1.00	0.002		(0.002)		1.00	0.23	29,656	0.86		0.18		1.45		(0.41)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

(d)	Net investment income and distributions from net investment income contain $0.001 and $(0.001) of realized capital gains and distributions from net realized gains, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Financial Highlights
Selected Data for a Unit/ Share Outstanding Throughout Each Period
Treasury Obligations Portfolio

											Ratios assuming no
											expense reductions

													Ratio of net
									Ratio of net				investment
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net	from net	value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Unit/Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2008-ILA Units	$1.00	$0.010	$(0.010)	$1.00	0.99%	$39,474	0.43	%(c)	2.02	%(c)	0.43	%(c)	2.02	%(c)
2008-ILA Administration Units	1.00	0.009	(0.009)	1.00	0.91	254,281	0.58	(c)	1.61	(c)	0.58	(c)	1.61	(c)
2008-ILA Service Units	1.00	0.008	(0.008)	1.00	0.79	536,990	0.83	(c)	1.56	(c)	0.83	(c)	1.56	(c)
2008-ILA Cash Management Shares	1.00	0.007	(0.007)	1.00	0.71	268,197	1.00	(c)	1.47	(c)	1.43	(c)	1.04	(c)

FOR THE YEARS ENDED DECEMBER 31,

2007-ILA Units	1.00	0.045	(0.045)	1.00	4.56	40,156	0.43		4.44		0.43		4.44
2007-ILA Administration Units	1.00	0.043	(0.043)	1.00	4.40	16,911	0.58		3.70		0.58		3.70
2007-ILA Service Units	1.00	0.041	(0.041)	1.00	4.14	434,726	0.83		4.11		0.83		4.11
2007-ILA Cash Management Shares	1.00	0.039	(0.039)	1.00	3.97	361,004	1.00		3.49		1.43		3.06

2006-ILA Units	1.00	0.043	(0.043)	1.00	4.62	25,175	0.43		4.34		0.43		4.34
2006-ILA Administration Units	1.00	0.042	(0.042)	1.00	4.46	152	0.58		4.23		0.58		4.23
2006-ILA Service Units	1.00	0.041	(0.041)	1.00	4.20	647,287	0.83		4.11		0.83		4.11
2006-ILA Cash Management Shares	1.00	0.039	(0.039)	1.00	4.02	59,418	1.00		3.87		1.43		3.44

2005-ILA Units	1.00	0.027	(0.027)	1.00	2.77	89,579	0.43		2.55		0.43		2.55
2005-ILA Administration Units	1.00	0.026	(0.026)	1.00	2.62	11,373	0.58		2.57		0.58		2.57
2005-ILA Service Units	1.00	0.023	(0.023)	1.00	2.36	756,424	0.83		2.41		0.83		2.41
2005-ILA Cash Management Shares	1.00	0.021	(0.021)	1.00	2.19	162,011	1.00		2.63		1.43		2.20

2004-ILA Units	1.00	0.009	(0.009)	1.00	0.91	156,027	0.43		0.92		0.43		0.92
2004-ILA Administration Units	1.00	0.008	(0.008)	1.00	0.76	12,900	0.58		0.74		0.58		0.74
2004-ILA Service Units	1.00	0.005	(0.005)	1.00	0.51	554,391	0.83		0.47		0.83		0.47
2004-ILA Cash Management Shares	1.00	0.004	(0.004)	1.00	0.40	8,035	0.92		0.26		1.43		(0.25)

2003-ILA Units	1.00	0.007	(0.007)	1.00	0.74	137,679	0.42		0.73		0.42		0.73
2003-ILA Administration Units	1.00	0.006	(0.006)	1.00	0.59	17,723	0.57		0.55		0.57		0.55
2003-ILA Service Units	1.00	0.003	(0.003)	1.00	0.34	709,869	0.82		0.36		0.82		0.36
2003-ILA Cash Management Shares	1.00	0.003	(0.003)	1.00	0.26	41,752	0.91		0.23		1.42		(0.28)

(a)	Calculated based on the average units/shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a unitholder/shareholder would pay on Portfolio distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statement Regarding Basis for Approval of Management Agreement (Unaudited)
Background
     The Goldman Sachs Institutional Liquid Assets Federal, Goldman Sachs Institutional Liquid Assets Money Market, Goldman Sachs Institutional Liquid Assets Prime Obligations, Goldman Sachs Institutional Liquid Assets Tax-Exempt California, Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified, Goldman Sachs Institutional Liquid Assets Tax-Exempt New York, Goldman Sachs Institutional Liquid Assets Treasury Instruments and Goldman Sachs Institutional Liquid Assets Treasury Obligations Portfolios (the “Portfolios”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) with respect to the Portfolios.
     The Management Agreement was most recently approved by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 18, 2008 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Portfolios’ investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have established a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 12, 2007, February 6, 2008 and May 21, 2008. At those Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the nature and quality of the advisory, administrative and other services provided to the Portfolios by the Investment Adviser and its affiliates; (b) the Portfolios’ investment performance; (c) the Portfolios’ management fee arrangements; (d) the Investment Adviser’s undertakings to reimburse certain expenses of the Portfolios that exceed specified levels and the estimated annualized savings resulting from those undertakings; (e) potential economies of scale; (f) the relative expense levels of the Portfolios as compared to those of comparable funds; (g) data relating to the Investment Adviser’s profitability with respect to the Trust and each of the Portfolios; (h) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (i) recently proposed changes to the expense cap arrangements; (j) information on the processes followed by a third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Portfolios; (k) the current pricing and profitability of the Portfolios’ transfer agent; and (l) the nature and quality of the services provided by the Portfolios’ unaffiliated service providers and reports on due diligence conducted by the Investment Adviser with respect to unaffiliated service providers.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters including: (a) the quality of the Investment Adviser’s services; (b) the structure, staff and capabilities of the Investment Adviser and its portfolio management team; (c) the groups within the Investment Adviser that support the portfolio management team, including the legal and compliance departments, the credit department, the fund controllers group, the tax group, the product services group, the valuation oversight group, the risk management and analysis group, the business planning team and the technology group; (d) the Investment Adviser’s business continuity and disaster recovery planning; (e) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (f) the fees received by the Investment Adviser’s affiliates from the Portfolios for transfer agency, distribution and other services; (g) the terms of the Management Agreement and agreements with other service providers entered into by the Trust on behalf of the Portfolios; (h) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Portfolios’ other service providers, including the custodian and fund accounting agent; and (i) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered further the Investment Adviser’s profitability with respect to the Trust and each Portfolio, and each Portfolio’s investment performance, fees and expenses, including each Portfolio’s expense trends over time.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees attended sessions at which they reviewed information regarding the Portfolios’ assets, sales and redemptions and the payment of Rule 12b-1 distribution and service fees and non-Rule 12b-1 shareholder service and administration plan fees by certain share classes of the Portfolios. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Portfolio shares and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.
     The presentations made at the Committee meetings and at the Annual Contract Meeting encompassed the Portfolios and other mutual fund portfolios for which the Board of Trustees has responsibility. While the management agreements for all of the Portfolios and the other mutual fund portfolios for which the Trustees have responsibility were considered at the same Annual Contract Meeting, the Trustees separately considered the Management Agreement as it applied to each Portfolio.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Portfolios. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services provided under the Management Agreement, including: (a) information on the investment performance of the Portfolios in comparison to the performance of other money market mutual funds; (b) general investment outlooks in the markets in which the Portfolios invest; (c) compliance reports; and (d) expenses borne by the Portfolios. In addition, the Trustees were provided with copies of disclosure materials regarding the Portfolios and their expenses, as well as information on the Portfolios’ competitive universe and discussed the broad range of other investment choices that are available to Portfolio investors.
Nature, Extent and Quality of the Services Provided Under the Management Agreement
     As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services that Goldman, Sachs & Co. (“Goldman Sachs”) provides as the Portfolios’ transfer agent and distributor. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Portfolios and had continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Independent Trustees also believed

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, including the implementation and enhancement of compliance systems and education and training initiatives.
Investment Performance
     The Independent Trustees also considered the investment performance of the Portfolios and the Investment Adviser. In this regard, they compared the investment performance of each Portfolio to the performance rankings and ratings compiled by the Outside Data Provider. This information on each Portfolio’s investment performance was provided for the one-, three-, five-and ten-year periods ended December 31, 2007. The Trustees considered each Portfolio’s investment performance in light of its investment objective and credit parameters. They also considered the investor constituencies each Portfolio serves, and each Portfolio’s compliance with regulations of the Securities and Exchange Commission (“SEC”) applicable to money market mutual funds and the stability of its net asset value. In light of these considerations, the Trustees concluded that each Portfolio was providing investment performance within a competitive range for investors and that the Investment Adviser’s continued management would benefit each Portfolio and its shareholders.
Costs of Services Provided and Competitive Information
     The Independent Trustees considered the contractual fee rates payable by each Portfolio under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.
     In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios. The analyses provided a comparison of the Portfolios’ management fees to relevant peer groups and category universes; an expense analysis which compared each Portfolio’s expenses to a peer group and a category universe; and a five-year history comparing each Portfolio’s expenses to the category averages. The analyses also compared each Portfolio’s transfer agency fees, custody and accounting fees, other expenses and waivers/reimbursements to those of peer groups and peer group medians. The Independent Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.
     In addition, the Independent Trustees considered the Investment Adviser’s and Goldman Sachs’ voluntary undertakings to limit the Portfolios’ “other expenses” ratios and the Rule 12b-1 fees paid by the Portfolios’ Cash Management Shares, respectively, (excluding certain expenses) to certain specified levels.
     They also considered information that indicated that services provided to the Portfolios differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally required fewer services from the Investment Adviser, were less time-intensive and paid lower fees.
     The Independent Trustees noted the competitive nature of the mutual fund marketplace, and that many of the Portfolios’ shareholders invested in the Portfolios in part because of the Portfolios’ relationship with the Investment Adviser and have a general expectation that the relationship will continue. They also noted that shareholders may be able to redeem their Portfolio shares if they believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolios.

Profitability
     The Independent Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Portfolios. In this regard the Independent Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency and distribution and service), and expense allocation methodologies, as well as the report of an independent registered public accounting firm regarding the mathematical accuracy and conformity to the Investment Adviser’s allocation methodologies of the Investment Adviser’s schedule of revenues and expenses. Profitability data for the Trust and each Portfolio were provided for 2007 and 2006, and the Independent Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Independent Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to the information on the reported pre-tax profit margins earned by certain other asset management firms.
Economies of Scale
     In addition, the Independent Trustees reviewed information regarding potential economies of scale, and whether the Portfolios and their shareholders were participating in the benefits of such economies. In this regard, they considered the amount of assets in the Portfolios; whether there had been any growth in the Portfolios’ assets; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to other money market funds. In this regard, the Trustees noted that the fees actually paid by the Portfolios were reduced by the Investment Adviser’s voluntary undertakings to limit certain “other expenses” to certain amounts. The Independent Trustees also considered the competitive nature of the money market fund business and the competiveness of the fees charged to the Portfolios by the Investment Adviser.
Other Benefits to the Investment Adviser and Its Affiliates
     The Independent Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Portfolios as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) trading efficiencies resulting from aggregation of orders of the Portfolios with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (e) Goldman Sachs’ retention of certain fees as Portfolio Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Portfolios under the SEC exemptive orders permitting such trades; and (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Portfolios.
Other Benefits to the Portfolios and Their Shareholders
     The Independent Trustees also noted that the Portfolios receive certain other benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Portfolios with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the advantage received from the Investment Adviser’s knowledge

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
and experience gained from managing other accounts and products; and (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios because of the reputation of the Goldman Sachs organization.
Conclusion
     In connection with their consideration of the Management Agreement, the Independent Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Independent Trustees concluded, in the exercise of their business judgment, that the management fees paid by each Portfolio were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Portfolio’s current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued with respect to each Portfolio.

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

Portfolio Expenses (Unaudited) — Six Month Period Ended June 30, 2008
          As a unitholder/shareholder of ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (load) (with respect to ILA B and C Units); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to ILA B Units, ILA C Units and Cash Management Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in ILA, ILA Administration, ILA Service, ILA B, ILA C Units or ILA Cash Management Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Portfolio				Money Market Portfolio				Prime Obligations Portfolio				Tax-Exempt California Portfolio

				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*

ILA Units
Actual	$1,000.00	$1,013.80		$2.06	$1,000.00	$1,014.80		$2.15	$1,000.00	$1,014.70		$2.18	$1,000.00	$1,008.80		$2.10
Hypothetical 5% return	1,000.00	1,022.82	+	2.07	1,000.00	1,022.73	+	2.16	1,000.00	1,022.70	+	2.18	1,000.00	1,022.77	+	2.11

ILA Administration Units
Actual	1,000.00	1,013.10		2.82	1,000.00	1,014.10		2.90	1,000.00	1,014.00		2.93	1,000.00	1,008.00		2.85
Hypothetical 5% return	1,000.00	1,022.07	+	2.83	1,000.00	1,021.98	+	2.92	1,000.00	1,021.95	+	2.94	1,000.00	1,022.03	+	2.87

ILA Service Units
Actual	1,000.00	1,011.80		4.07	1,000.00	1,012.80		4.15	1,000.00	1,012.70		4.19	1,000.00	1,006.80		4.09
Hypothetical 5% return	1,000.00	1,020.82	+	4.09	1,000.00	1,020.74	+	4.17	1,000.00	1,020.70	+	4.20	1,000.00	1,020.79	+	4.12

ILA B Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,009.70		7.20	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,017.70	+	7.23	N/A	N/A		N/A

ILA C Units
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,009.70		7.20	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,017.70	+	7.23	N/A	N/A		N/A

ILA Cash Management Shares
Actual	1,000.00	1,011.00		4.91	1,000.00	1,012.00		5.00	1,000.00	1,011.90		5.05	1,000.00	1,005.90		4.94
Hypothetical 5% return	1,000.00	1,019.98	+	4.93	1,000.00	1,019.89	+	5.02	1,000.00	1,019.84	+	5.07	1,000.00	1,019.94	+	4.97

Goldman Sachs Trust—Institutional Liquid Assets Portfolios

	Tax-Exempt Diversified Portfolio				Tax-Exempt New York Portfolio				Treasury Instruments Portfolio				Treasury Obligations Portfolio

				Expenses				Expenses				Expenses			Expenses
				Paid for				Paid for				Paid for			Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending	the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account	6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value	ended
Share Class	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08		6/30/08*	1/1/08	6/30/08	6/30/08*

ILA Units
Actual	$1,000.00	$1,009.20		$2.09	$1,000.00	$1,009.00		$2.14	$1,000.00	$1,008.30		2.14	$1,000.00	$1,009.90	$2.14
Hypothetical 5% return	1,000.00	1,022.78	+	2.11	1,000.00	1,022.73	+	2.15	1,000.00	1,022.73	+	2.15	1,000.00	1,022.73 +	2.15

ILA Administration Units
Actual	1,000.00	1,008.40		2.84	1,000.00	1,008.30		2.89	1,000.00	1,007.50		2.88	1,000.00	1,009.10	2.88
Hypothetical 5% return	1,000.00	1,022.03	+	2.86	1,000.00	1,021.99	+	2.91	1,000.00	1,021.99	+	2.90	1,000.00	1,022.00 +	2.90

ILA Service Units
Actual	1,000.00	1,007.20		4.10	1,000.00	1,007.00		4.15	1,000.00	1,006.30		4.13	1,000.00	1,007.90	4.10
Hypothetical 5% return	1,000.00	1,020.78	+	4.13	1,000.00	1,020.73	+	4.18	1,000.00	1,020.75	+	4.16	1,000.00	1,020.77	4.13

ILA Cash Management Shares
Actual	1,000.00	1,006.30		4.95	1,000.00	1,006.20		4.99	1,000.00	1,005.40		4.99	1,000.00	1,007.10	4.93
Hypothetical 5% return	1,000.00	1,019.93	+	4.99	1,000.00	1,019.89	+	5.02	1,000.00	1,019.88	+	5.03	1,000.00	1,019.95	4.96

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2007. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	ILA Units	ILA Administration Units	ILA Service Units	ILA B Units	ILA C Units	ILA Cash Management Shares

Federal	0.41%	0.56%	0.81%	N/A	N/A	0.98%
Money Market	0.43	0.58	0.83	N/A	N/A	1.00
Prime Obligations	0.43	0.58	0.83	1.43%	1.43%	1.00
Tax-Exempt California	0.42	0.57	0.82	N/A	N/A	0.99
Tax-Exempt Diversified	0.42	0.57	0.82	N/A	N/A	0.99
Tax-Exempt New York	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Instruments	0.43	0.58	0.83	N/A	N/A	1.00
Treasury Obligations	0.43	0.58	0.83	N/A	N/A	1.00

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.
The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include a Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Portfolios.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved.    08-12638.MF.OTU/43K/08-08

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

ILA/SAR 6/08	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	September 5, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	September 5, 2008